UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	4/30/2017

Item 1 – Reports to Stockholders

     PRUDENTIAL QMA INTERNATIONAL EQUITY FUND

SEMIANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential QMA International Equity Fund informative and useful. The report covers performance for the six-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA International Equity Fund

June 15, 2017

Prudential QMA International Equity Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/17 (without sales charges)	Average Annual Total Returns as of 4/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	10.37	7.45	4.53	–1.28	—
Class B	9.91	7.82	4.82	–1.41	—
Class C	10.09	12.01	4.99	–1.41	—
Class Q	11.87**	N/A	N/A	N/A	N/A (12/28/16)
Class Z	10.60	14.09	6.06	–0.43	—
MSCI All Country World Ex-US Index	10.37	12.59	5.13	1.12	—
Lipper International Multi-Cap Core Funds Average	10.89	12.05	6.44	1.04	—

*Not annualized

**Since inception

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below. The Since Inception returns for the index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

	Class A	Class B*	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

MSCI All Country World Ex-US Index—The Morgan Stanley Capital International All Country World ex-US Index (MSCI ACWI ex-US Index) is an unmanaged free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US.

Lipper International Multi-Cap Core Funds Average—The Lipper International Multi-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper International Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average are funds that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. International multi-cap core funds typically have above-average characteristics compared to the MSCI EAFE Index.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential QMA International Equity Fund	5

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/17 (%)
Samsung Electronics Co. Ltd., Technology Hardware, Storage & Peripherals	1.7
Roche Holding AG, Pharmaceuticals	1.6
British American Tobacco PLC, Tobacco	1.3
Siemens AG, Industrial Conglomerates	1.2
Bayer AG, Pharmaceuticals	1.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/17 (%)
Banks	15.2
Pharmaceuticals	7.5
Oil, Gas & Consumable Fuels	6.2
Insurance	5.2
Automobiles	4.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential QMA International Equity Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA International Equity Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,103.70	1.68%	$8.76
	Hypothetical	$1,000.00	$1,016.46	1.68%	$8.40
Class B	Actual	$1,000.00	$1,099.10	2.38%	$12.39
	Hypothetical	$1,000.00	$1,012.99	2.38%	$11.88
Class C	Actual	$1,000.00	$1,100.90	2.38%	$12.40
	Hypothetical	$1,000.00	$1,012.99	2.38%	$11.88
Class Q	Actual**	$1,000.00	$1,118.70	1.05%	$3.75
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
Class Z	Actual	$1,000.00	$1,106.00	1.38%	$7.21
	Hypothetical	$1,000.00	$1,017.95	1.38%	$6.90

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 123 day period ended April 30, 2017 due to the Fund’s inception date of December 28, 2016.

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Schedule of Investments (unaudited)

as of April 30, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 99.4%

COMMON STOCKS 96.3%

Australia 4.2%
Aristocrat Leisure Ltd.	112,687	$1,656,012
CIMIC Group Ltd.	31,261	866,331
Commonwealth Bank of Australia	43,564	2,845,336
Computershare Ltd.	9,419	103,836
CSR Ltd.	263,849	967,507
Fortescue Metals Group Ltd.	349,581	1,385,618
QBE Insurance Group Ltd.	52,743	506,743
South32 Ltd.	71,902	149,002
Westpac Banking Corp.	95,428	2,501,624

		10,982,009

Austria 0.9%
Lenzing AG	5,282	984,726
voestalpine AG	34,859	1,453,251

		2,437,977

Belgium 0.1%
KBC Group NV	3,357	242,600

Brazil 1.1%
Cia de Saneamento Basico do Estado de Sao Paulo	142,600	1,308,269
EDP—Energias do Brasil SA	168,700	716,990
Magazine Luiza Sa	7,700	536,687
Petroleo Brasileiro SA*	40,600	183,299
Qualicorp SA	15,100	107,040
Vale SA	18,200	156,194

		3,008,479

Canada 5.5%
Bank of Montreal	31,600	2,237,615
Bank of Nova Scotia (The)	31,400	1,745,454
Canadian Imperial Bank of Commerce	20,100	1,623,402
Canadian National Railway Co.	9,500	686,689
Celestica, Inc.*	58,300	830,691
Cogeco Communications, Inc.	16,000	915,542
Constellation Software, Inc.	1,100	503,105
Genworth MI Canada, Inc.	26,800	665,558
Restaurant Brands International, Inc.	4,700	263,810
Royal Bank of Canada	6,800	465,621

See Notes to Financial Statements.

Prudential QMA International Equity Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Canada (cont’d.)
Toronto-Dominion Bank (The)	56,300	$2,649,096
TransCanada Corp.	38,600	1,792,219

		14,378,802

Chile 0.8%
AES Gener SA	501,650	190,571
Cencosud SA	450,626	1,283,606
Engie Energia Chile SA	238,250	436,229
Inversiones La Construccion SA	11,723	161,755

		2,072,161

China 6.4%
Agricultural Bank of China Ltd. (Class H Stock)	3,109,000	1,433,218
Alibaba Group Holding Ltd., ADR*	2,300	265,650
Bank of Communications Co. Ltd. (Class H Stock)	973,000	748,159
BOC Hong Kong Holdings Ltd.	103,500	425,337
Changyou.com Ltd., ADR*	29,500	963,175
China CITIC Bank Corp. Ltd. (Class H Stock)	1,972,000	1,248,317
China Construction Bank Corp. (Class H Stock)	1,839,000	1,492,650
China Minsheng Banking Corp. Ltd. (Class H Stock)	1,208,000	1,188,503
China Telecom Corp. Ltd. (Class H Stock)	210,000	102,435
China Vanke Co. Ltd. (Class H Stock)	522,100	1,323,003
CIFI Holdings Group Co. Ltd.	1,442,000	520,604
Citic Ltd.	137,000	198,651
Geely Automobile Holdings Ltd.	85,000	114,525
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	186,000	289,063
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	231,600	389,821
JD.com, Inc., ADR*	25,300	887,271
KWG Property Holding Ltd.	1,180,500	891,762
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	245,500	1,380,263
Powerlong Real Estate Holdings Ltd.	674,000	317,063
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	50,500	133,570
Sihuan Pharmaceutical Holdings Group Ltd.	752,000	334,190
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	2,500,000	1,396,964
Tencent Holdings Ltd.	28,800	902,400

		16,946,594

Colombia 0.2%
Almacenes Exito SA	85,676	443,815

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Denmark 2.0%
Danske Bank A/S	19,039	$692,230
ISS A/S	33,464	1,388,094
Novo Nordisk A/S (Class B Stock)	25,422	989,853
Vestas Wind Systems A/S	24,085	2,072,432

		5,142,609

Finland 1.1%
Neste OYJ	2,394	97,554
Orion OYJ (Class B Stock)	8,365	479,395
Sampo OYJ (Class A Stock)	6,122	292,984
UPM-Kymmene OYJ	75,214	1,981,642

		2,851,575

France 6.1%
Atos SE	1,308	171,329
AXA SA	92,459	2,466,822
BNP Paribas SA	9,112	643,100
Credit Agricole SA	121,381	1,805,404
Hermes International	3,249	1,553,250
JCDecaux SA	2,878	101,592
LVMH Moet Hennessy Louis Vuitton SE	3,941	972,911
Natixis SA	198,898	1,384,171
Orange SA	29,103	450,438
Peugeot SA*	49,623	1,040,378
Sanofi	31,563	2,982,512
SCOR SE	2,610	103,244
Societe Generale SA	10,361	568,122
Total SA	34,911	1,792,096

		16,035,369

Germany 4.9%
adidas AG	2,580	517,261
Allianz SE	15,597	2,969,324
BASF SE	4,023	391,917
Bayer AG	24,610	3,045,076
Deutsche Lufthansa AG	95,053	1,639,879
Hannover Rueck SE	8,906	1,068,402
Siemens AG	21,942	3,147,428

		12,779,287

See Notes to Financial Statements.

Prudential QMA International Equity Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Greece 0.6%
JUMBO SA	47,359	$747,192
Motor Oil Hellas Corinth Refineries SA	47,436	804,834

		1,552,026

Hong Kong 3.1%
ASM Pacific Technology Ltd.	7,300	108,634
CK Hutchison Holdings Ltd.	70,000	874,110
Galaxy Entertainment Group Ltd.	31,402	174,452
Henderson Land Development Co. Ltd.	213,000	1,348,388
Kingboard Chemical Holdings Ltd.	67,000	241,304
Kingboard Laminates Holdings Ltd.	459,000	553,208
Sun Hung Kai Properties Ltd.	106,000	1,588,411
WH Group Ltd.	1,739,500	1,551,901
Wheelock & Co. Ltd.	217,000	1,690,303

		8,130,711

Hungary 0.1%
Magyar Telekom Telecommunications PLC	199,105	332,959

India 2.0%
Bharat Petroleum Corp. Ltd.	31,122	347,985
Hindustan Petroleum Corp. Ltd.	157,575	1,313,447
Oil & Natural Gas Corp. Ltd.	475,810	1,378,691
Power Finance Corp. Ltd.	720,476	1,790,195
Reliance Infrastructure Ltd., GDR	5,869	159,637
Whirlpool of India Ltd.*	11,190	210,325

		5,200,280

Indonesia 0.3%
Gudang Garam Tbk PT	143,900	715,694
Japfa Comfeed Indones Tbk PT	1,127,900	123,900

		839,594

Israel 0.6%
Check Point Software Technologies Ltd.*	16,200	1,684,962

Italy 1.6%
ACEA SpA	7,116	102,391
Atlantia SpA	17,877	453,346
Enel SpA	110,951	527,482
Ferrari Nv	1,660	124,876
Intesa Sanpaolo SpA-RSP	274,305	751,072

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Italy (cont’d.)
Maire Tecnimont SpA	128,052	$508,771
Recordati SpA	9,584	355,186
Telecom Italia SpA*	1,683,588	1,494,343

		4,317,467

Japan 17.0%
Aisin Seiki Co. Ltd.	2,700	132,238
Astellas Pharma, Inc.	123,100	1,623,334
Daiichi Sankyo Co. Ltd.	60,100	1,335,653
DIC Corp.	6,300	224,259
Fujitsu Ltd.	236,000	1,473,188
Hitachi Ltd.	286,000	1,579,969
Honda Motor Co. Ltd.	37,300	1,085,641
Hoya Corp.	5,200	248,523
ITOCHU Corp.	125,100	1,770,163
Japan Tobacco, Inc.	55,900	1,860,116
Kajima Corp.	201,000	1,364,834
Kansai Electric Power Co., Inc. (The)	12,200	164,873
KDDI Corp.	25,600	678,760
Keyence Corp.	600	241,208
Koito Manufacturing Co. Ltd.	14,800	764,761
Konami Holdings Corp.	11,400	474,551
Marubeni Corp.	22,400	138,068
Medipal Holdings Corp.	18,800	311,478
Mitsubishi Chemical Holdings Corp.	187,500	1,467,598
Mitsubishi Corp.	60,100	1,296,964
Mitsubishi Motors Corp.	223,100	1,428,854
Mitsui & Co. Ltd.	70,200	991,266
Mixi, Inc.	2,400	133,138
MS&AD Insurance Group Holdings, Inc.	19,700	642,300
Nidec Corp.	3,300	302,788
Nippon Telegraph & Telephone Corp.	47,484	2,034,958
Nissan Motor Co. Ltd.	171,300	1,631,731
NTT DOCOMO, Inc.	5,100	123,405
Obayashi Corp.	143,100	1,389,342
ORIX Corp.	125,400	1,916,455
Screen Holdings Co. Ltd.	12,900	937,009
Sharp Corp.*(a)	366,000	1,327,314
Shin-Etsu Chemical Co. Ltd.	5,600	486,739
SoftBank Group Corp.	28,300	2,146,632
Sony Corp.	21,000	720,601
Sumitomo Corp.	114,800	1,534,111

See Notes to Financial Statements.

Prudential QMA International Equity Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Sumitomo Mitsui Financial Group, Inc.	15,900	$590,377
Suzuki Motor Corp.	42,600	1,780,807
Taisei Corp.	187,000	1,425,949
Tokio Marine Holdings, Inc.	37,300	1,572,701
Tokyo Electron Ltd.	2,100	254,927
Tokyo Steel Manufacturing Co. Ltd.	55,000	409,811
Tosoh Corp.	99,000	930,461
Toyota Boshoku Corp.	37,300	789,257
Toyota Motor Corp.	16,033	867,719

		44,604,831

Luxembourg 0.1%
ArcelorMittal*	24,767	194,628

Malaysia 0.1%
Malaysian Pacific Industries Bhd	69,300	191,162
Tenaga Nasional Bhd	46,800	150,258

		341,420

Mexico 0.6%
Grupo Financiero Interacciones SA de CV	141,100	659,807
Macquarie Mexico Real Estate Management SA de CV*	760,000	832,457

		1,492,264

Netherlands 3.0%
BE Semiconductor Industries NV	5,899	308,393
ING Groep NV	163,321	2,662,059
Randstad Holding NV	24,875	1,482,999
Royal Dutch Shell PLC (Class A Stock)	63,388	1,646,092
Royal Dutch Shell PLC (Class B Stock)	61,779	1,643,756
Wolters Kluwer NV	2,543	107,910

		7,851,209

New Zealand 0.2%
Air New Zealand Ltd.	205,995	360,478
Auckland International Airport Ltd.	22,308	105,709

		466,187

Norway 0.9%
Aker BP ASA	11,729	198,585
Austevoll Seafood ASA	98,572	792,832
Marine Harvest ASA*	84,245	1,401,678

		2,393,095

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Poland 0.3%
Ciech SA	6,702	$134,043
Enea SA*	128,697	395,295
Polski Koncern Naftowy Orlen SA	6,998	209,140

		738,478

Portugal 0.6%
EDP—Energias de Portugal SA	168,845	557,227
Sonae SGPS SA*	927,766	951,919

		1,509,146

Qatar 0.1%
Ooredoo QSC	9,490	270,423

Russia 0.9%
Gazprom PAO, ADR	110,142	523,174
Lukoil PJSC, ADR	10,372	515,125
Rosneft OAO, GDR, RegS	58,411	323,305
Sberbank of Russia PJSC, ADR	58,038	690,072
Severstal PJSC, GDR	18,676	255,488

		2,307,164

South Africa 1.3%
Bid Corp. Ltd.	4,842	102,578
KAP Industrial Holdings Ltd.	1,134,491	794,820
Sappi Ltd.	202,857	1,506,501
Shoprite Holdings Ltd.	7,490	117,504
Steinhoff International Holdings NV	40,764	207,370
Telkom SA SOC Ltd.	87,549	489,969
Wilson Bayly Holmes-Ovcon Ltd.	21,488	229,810

		3,448,552

South Korea 4.3%
Korea Petrochemical Ind Co. Ltd.	521	108,164
KT Corp.	53,617	1,517,027
LG Electronics, Inc.	1,595	96,822
LG Uplus Corp.	103,041	1,309,286
Lotte Chemical Corp.	5,180	1,555,011
Meritz Securities Co. Ltd.	79,686	288,952
Samsung Electronics Co. Ltd.	2,246	4,403,124
Shinhan Financial Group Co. Ltd.	2,941	122,791
SK Hynix, Inc.	37,650	1,783,609
SK Telecom Co. Ltd.	518	109,342

		11,294,128

See Notes to Financial Statements.

Prudential QMA International Equity Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Spain 1.4%
Amadeus IT Group SA	30,116	$1,625,340
Endesa SA	47,364	1,115,573
Gamesa Corp. Tecnologica SA	4,830	104,167
Repsol SA	28,725	453,377
Telefonica SA	33,273	367,998

		3,666,455

Sweden 2.6%
Atlas Copco AB (Class A Stock)	23,646	883,298
Boliden AB	27,230	777,915
ICA Gruppen AB	39,361	1,343,241
Investor AB (Class B Stock)	30,505	1,393,815
Skanska AB (Class B Stock)	16,988	406,041
Svenska Cellulosa AB SCA (Class B Stock)	7,019	232,380
Swedbank AB (Class A Stock)	12,566	297,815
Volvo AB (Class B Stock)	93,941	1,534,138

		6,868,643

Switzerland 5.3%
Adecco Group AG	6,713	498,788
Cie Financiere Richemont SA	1,248	104,281
Flughafen Zuerich AG	4,197	924,925
Glencore PLC*	174,005	683,866
Logitech International SA	29,013	969,650
Nestle SA	25,097	1,932,984
Novartis AG	31,143	2,397,546
Partners Group Holding AG	586	354,241
Roche Holding AG	16,465	4,308,306
Swatch Group AG (The)	21,683	1,682,143
Swiss Life Holding AG*	381	123,992

		13,980,722

Taiwan 2.6%
AU Optronics Corp.	254,000	105,564
Chailease Holding Co. Ltd.	45,000	114,647
Formosa Chemicals & Fibre Corp.	422,000	1,297,644
Formosa Petrochemical Corp.	474,000	1,656,832
Gourmet Master Co. Ltd.	350	3,515
Hon Hai Precision Industry Co. Ltd.	363,000	1,188,158
Innolux Corp.	389,000	181,562
Lite-On Technology Corp.	348,242	607,458

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Taiwan (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd.	128,000	$824,563
Tripod Technology Corp.	321,000	907,177

		6,887,120

Thailand 1.5%
Charoen Pokphand Foods PCL	1,137,300	878,385
GFPT PCL	1,133,300	598,092
Glow Energy PCL	199,094	471,734
Kiatnakin Bank PCL	448,900	884,776
SPCG PCL	303,000	182,112
Tisco Financial Group PCL	409,000	901,181

		3,916,280

Turkey 1.2%
Aygaz A/S	126,174	503,353
Eregli Demir VE Celik Fabrikalari TAS	403,889	739,846
Tekfen Holding A/S	109,020	280,990
Trakya Cam Sanayii A/S	326,918	316,595
Turkiye Garanti Bankasi A/S	388,995	1,050,074
Turkiye Is Bankasi (Class C Stock)	203,521	401,656

		3,292,514

United Kingdom 10.7%
Anglo American PLC*	19,033	272,505
AstraZeneca PLC	3,019	180,807
Aviva PLC	55,831	379,675
BP PLC	490,546	2,808,193
British American Tobacco PLC	51,029	3,447,698
Britvic PLC	84,628	728,123
Coca-Cola European Partners PLC	2,942	111,328
Diageo PLC	59,123	1,720,908
Fiat Chrysler Automobiles NV*	12,218	138,778
GKN PLC	298,691	1,388,098
GlaxoSmithKline PLC	78,587	1,581,792
HSBC Holdings PLC	112,799	930,179
Inchcape PLC	82,336	910,845
J. Sainsbury PLC	286,613	1,021,909
JD Sports Fashion PLC	159,102	917,449
Legal & General Group PLC	491,722	1,567,159
Lloyds Banking Group PLC	1,739,053	1,562,589
Moneysupermarket.com Group PLC	117,017	524,211
Persimmon PLC	4,188	126,365

See Notes to Financial Statements.

Prudential QMA International Equity Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Prudential PLC	25,242	$560,219
Redrow PLC	18,479	138,044
RELX PLC	73,246	1,485,046
Taylor Wimpey PLC	568,643	1,472,953
UBM PLC	36,071	331,759
Unilever NV, CVA	39,141	2,050,422
Unilever PLC	31,965	1,644,549

		28,001,603

United States 0.0%
Lululemon Athletica, Inc.*	48	2,496

TOTAL COMMON STOCKS (cost $217,674,098)		252,906,634

EXCHANGE TRADED FUNDS 1.0%

United States
iShares MSCI EAFE Index Fund(a)	33,520	2,138,576
iShares MSCI Emerging Markets Index Fund(a)	12,464	499,308

TOTAL EXCHANGE TRADED FUNDS (cost $2,532,524)		2,637,884

PREFERRED STOCKS 2.1%

Brazil 1.1%
Banco ABC Brasil SA (PRFC)	129,000	720,177
Cia de Saneamento do Parana (PRFC)	113,400	364,418
Itau Unibanco Holding SA (PRFC)	152,800	1,889,029

		2,973,624

Germany 0.8%
Volkswagen AG (PRFC)	13,649	2,166,737

South Korea 0.2%
Samsung Electronics Co. Ltd. (PRFC)	230	354,183

TOTAL PREFERRED STOCKS (cost $4,667,185)		5,494,544

See Notes to Financial Statements.

18

Description	Units	Value
RIGHTS* 0.0%

Hong Kong
Bank of Communications Co. Ltd., expiring 05/25/17^ (cost $—)	1,946	$—

TOTAL LONG-TERM INVESTMENTS (cost $224,873,807)		261,039,062

	Shares

SHORT-TERM INVESTMENTS 4.0%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	7,570,397	7,570,397
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $2,969,496; includes $2,967,240 of cash collateral for securities on loan)(b)(w)	2,968,920	2,969,514

TOTAL SHORT-TERM INVESTMENTS (cost $10,539,893)		10,539,911

TOTAL INVESTMENTS 103.4% (cost $235,413,700)		271,578,973
Liabilities in excess of other assets (3.4)%		(8,867,204)

NET ASSETS 100.0%		$262,711,769

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia and Far East

GDR—Global Depositary Receipt

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

OTC—Over-the-counter

PRFC—Preference Shares

REIT—Real Estate Investment Trust

RSP—Risparimo (Savings Shares)

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,950,149; cash collateral of $2,967,240 (included with liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

See Notes to Financial Statements.

Prudential QMA International Equity Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$10,982,009	$—
Austria	—	2,437,977	—
Belgium	—	242,600	—
Brazil	3,008,479	—	—
Canada	14,378,802	—	—
Chile	2,072,161	—	—
China	2,116,096	14,830,498	—
Colombia	443,815	—	—
Denmark	—	5,142,609	—
Finland	—	2,851,575	—
France	—	16,035,369	—
Germany	—	12,779,287	—
Greece	—	1,552,026	—
Hong Kong	—	8,130,711	—
Hungary	—	332,959	—
India	159,637	5,040,643	—
Indonesia	—	839,594	—
Israel	1,684,962	—	—
Italy	—	4,317,467	—
Japan	—	44,604,831	—
Luxembourg	—	194,628	—
Malaysia	—	341,420	—
Mexico	1,492,264	—	—
Netherlands	—	7,851,209	—
New Zealand	—	466,187	—
Norway	—	2,393,095	—
Poland	—	738,478	—

See Notes to Financial Statements.

20

	Level 1	Level 2	Level 3
Common Stocks (continued)
Portugal	$—	$1,509,146	$—
Qatar	270,423	—	—
Russia	2,307,164	—	—
South Africa	—	3,448,552	—
South Korea	—	11,294,128	—
Spain	—	3,666,455	—
Sweden	—	6,868,643	—
Switzerland	—	13,980,722	—
Taiwan	—	6,887,120	—
Thailand	—	3,916,280	—
Turkey	—	3,292,514	—
United Kingdom	—	28,001,603	—
United States	2,496	—	—
Exchange Traded Funds
United States	2,637,884	—	—
Preferred Stocks
Brazil	2,973,624	—	—
Germany	—	2,166,737	—
South Korea	—	354,183	—
Rights
Hong Kong	—	—	—
Affiliated Mutual Funds	10,539,911	—	—

Total	$44,087,718	$227,491,255	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2017 were as follows:

Banks	15.3%
Pharmaceuticals	7.5
Oil, Gas & Consumable Fuels	6.2
Insurance	5.2
Automobiles	4.1
Affiliated Mutual Funds (including 1.1% of collateral for securities on loan)	4.0
Chemicals	3.4
Diversified Telecommunication Services	3.2
Real Estate Management & Development	3.1
Food Products	2.8
Metals & Mining	2.5
Construction & Engineering	2.5
Technology Hardware, Storage & Peripherals	2.4%
Tobacco	2.3
Trading Companies & Distributors	2.2
Diversified Financial Services	2.0
Food & Staples Retailing	2.0
Industrial Conglomerates	1.9
Electronic Equipment, Instruments & Components	1.9
Textiles, Apparel & Luxury Goods	1.8
Semiconductors & Semiconductor Equipment	1.7
Household Durables	1.6
Electric Utilities	1.6
Personal Products	1.4

See Notes to Financial Statements.

Prudential QMA International Equity Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Industry Classification (cont’d.)

Software	1.4%
Professional Services	1.4
Paper & Forest Products	1.3
IT Services	1.3
Auto Components	1.2
Wireless Telecommunication Services	1.2
Exchange Traded Funds	1.0
Beverages	1.0
Electrical Equipment	0.9
Machinery	0.9
Hotels, Restaurants & Leisure	0.8
Airlines	0.8
Internet Software & Services	0.7
Water Utilities	0.6
Specialty Retail	0.6
Transportation Infrastructure	0.6
Commercial Services & Supplies	0.5
Oil, Gas and Consumable Fuels	0.5
Media	0.5
Construction Materials	0.4
Distributors	0.3
Internet & Direct Marketing Retail	0.3%
Independent Power & Renewable Electricity Producers	0.3
Equity Real Estate Investment Trusts (REITs)	0.3
Electronic Equipment, Instrument & Components	0.3
Road & Rail	0.3
Thrifts & Mortgage Finance	0.3
Capital Markets	0.2
Health Care Providers & Services	0.2
Multiline Retail	0.2
Gas Utilities	0.2
Building Products	0.1
Health Care Equipment & Supplies	0.1
Household Products	0.1
Multi-Utilities	0.0 *

103.4
Liabilities in excess of other assets	(3.4)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Series invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2017 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$—	—	$—

See Notes to Financial Statements.

22

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2017 are as follows:

For the six months ended April 30, 2017, the Series did not have any net realized gain (loss) on derivatives recognized in income.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$—

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Pledged(2)	Net Amount
Securities on Loan	$2,950,149	$(2,950,149)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential QMA International Equity Fund	23

Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value, including securities on loan of $2,950,149:
Unaffiliated investments (cost $224,873,807)	$261,039,062
Affiliated investments (cost $10,539,893)	10,539,911
Foreign currency, at value (cost $713,735)	713,597
Receivable for investments sold	7,710,903
Dividends receivable	1,003,234
Tax reclaim receivable	944,776
Receivable for Series shares sold	365,688
Prepaid expenses	859

Total Assets	282,318,030

Liabilities
Payable for investments purchased	15,296,029
Payable to broker for collateral for securities on loan	2,967,240
Payable for Series shares reacquired	701,839
Accrued expenses	327,123
Management fee payable	180,855
Affiliated transfer agent fee payable	71,766
Distribution fee payable	61,330
Loan interest payable	79

Total Liabilities	19,606,261

Net Assets	$262,711,769

Net assets were comprised of:
Common stock, at par	$375,001
Paid-in capital in excess of par	430,833,120

431,208,121
Undistributed net investment income	69,533
Accumulated net realized loss on investment and foreign currency transactions	(204,661,295)
Net unrealized appreciation on investments and foreign currencies	36,095,410

Net assets, April 30, 2017	$262,711,769

See Notes to Financial Statements.

24

Class A
Net asset value and redemption price per share ($191,322,467 ÷ 27,273,961 shares of common stock issued and outstanding)	$7.01
Maximum sales charge (5.50% of offering price)	0.41

Maximum offering price to public	$7.42

Class B
Net asset value, offering price and redemption price per share ($2,733,890 ÷ 405,998 shares of common stock issued and outstanding)	$6.73

Class C
Net asset value, offering price and redemption price per share ($15,361,433 ÷ 2,282,153 shares of common stock issued and outstanding)	$6.73

Class Q
Net asset value, offering price and redemption price per share ($37,773,004 ÷ 5,341,489 shares of common stock issued and outstanding)	$7.07

Class Z
Net asset value, offering price and redemption price per share ($15,520,975 ÷ 2,196,510 shares of common stock issued and outstanding)	$7.07

See Notes to Financial Statements.

Prudential QMA International Equity Fund	25

Statement of Operations (unaudited)

Six Months Ended April 30, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $415,109)	$3,584,873
Income from securities lending, net (including affiliated income of $1,478)	19,069
Affiliated dividend income	1,959

Total income	3,605,901

Expenses
Management fee	1,069,838
Distribution fee—Class A	274,101
Distribution fee—Class B	14,095
Distribution fee—Class C	76,232
Transfer agent’s fees and expenses (including affiliated expense of $99,400)	365,000
Custodian and accounting fees	144,000
Registration fees	34,000
Shareholders’ reports	27,000
Audit fee	15,000
Legal fees and expenses	9,000
Directors’ fees	7,000
Loan interest expense	1,728
Miscellaneous	31,251

Total expenses	2,068,245

Net investment income (loss)	1,537,656

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $184)	13,858,238
Foreign currency transactions	(116,021)

13,742,217

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(671))	10,172,637
Foreign currencies	2,704

10,175,341

Net gain (loss) on investment and foreign currency transactions	23,917,558

Net Increase (Decrease) In Net Assets Resulting From Operations	$25,455,214

See Notes to Financial Statements.

26

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,537,656	$4,419,582
Net realized gain (loss) on investment and foreign currency transactions	13,742,217	(19,290,268)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,175,341	11,275,285

Net increase (decrease) in net assets resulting from operations	25,455,214	(3,595,401)

Dividends from net investment income
Class A	(3,575,263)	(3,287,114)
Class B	(42,092)	(41,536)
Class C	(214,555)	(170,911)
Class Z	(1,161,844)	(1,031,700)

	(4,993,754)	(4,531,261)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	6,840,690	10,632,582
Net asset value of shares issued in reinvestment of dividends and distributions	4,913,253	4,447,393
Cost of shares reacquired	(23,270,346)	(42,209,977)

Net increase (decrease) in net assets from Series share transactions	(11,516,403)	(27,130,002)

Total increase (decrease)	8,945,057	(35,256,664)

Net Assets:
Beginning of period	253,766,712	289,023,376

End of period(a)	$262,711,769	$253,766,712

(a) Includes undistributed net investment income of:	$69,533	$3,525,631

See Notes to Financial Statements.

Prudential QMA International Equity Fund	27

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as a diversified, open-end management investment company. The Fund consists of six series: Prudential QMA International Equity Fund (the “Series”, formerly Prudential International Equity Fund), Prudential Jennison Global Infrastructure Fund, Prudential Jennison Global Opportunities Fund, Prudential Jennison International Opportunities Fund, Prudential Jennison Emerging Markets Equity Fund and Prudential Emerging Markets Debt Local Currency Fund. These financial statements relate to the Prudential QMA International Equity Fund. The financial statements of the other series are not presented herein. The Series’ investment objective is to seek long-term growth of capital.

Note 1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security

28

principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities

Prudential QMA International Equity Fund	29

Notes to Financial Statements (unaudited) (continued)

are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

30

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Warrants and Rights: The Series may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Series until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Prudential QMA International Equity Fund	31

Notes to Financial Statements (unaudited) (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class), and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2. Agreements

The Fund, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Series. In connection therewith, QMA is

32

obligated to keep certain books and records of the Series. PGIM Investments pays for the services of the subadviser, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of .85% of the average daily net assets of the Series up to and including $300 million, .75% of the average daily net assets in excess of $300 million up to and including $1.5 billion and .70% of the Series’ average daily net assets over $1.5 billion. The effective management fee was .85% for the six months ended April 30, 2017.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at the annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Series that it has received $33,741 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2017 it received $3, $996 and $194 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PGIM Investments, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or

Prudential QMA International Equity Fund	33

Notes to Financial Statements (unaudited) (continued)

between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common trustees, and/or common officers. Such transactions are subject to ratification by the Board.

The Series may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended April 30, 2017, were $154,771,716 and $170,571,031, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2017 were as follows:

Tax Basis	$238,502,849

Appreciation	35,342,021
Depreciation	(2,265,897)

Net Unrealized Appreciation	$33,076,124

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares

34

in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B Shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Fund is authorized to issue 4.2 billion shares of common stock at $.001 par value per share. There are 700 million shares authorized for the Series, designated Class A, Class B, Class C, Class Z, Class Q and Class T, each of which consists of 100 million, 5 million, 100 million, 180 million, 180 million and 135 million authorized shares, respectively. The Series currently does not have any Class T shares outstanding.

As of April 30, 2017, Prudential owned 1,582 Class Q shares of the Series. At reporting period end, four shareholders of record held 41% of the Series’ outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2017:
Shares sold	312,046	$2,059,718
Shares issued in reinvestment of dividends and distributions	558,922	3,504,441
Shares reacquired	(2,125,265)	(13,952,219)

Net increase (decrease) in shares outstanding before conversion	(1,254,297)	(8,388,060)
Shares issued upon conversion from other share class(es)	116,066	776,654
Shares reacquired upon conversion into other share class(es)	(147,483)	(976,492)

Net increase (decrease) in shares outstanding	(1,285,714)	$(8,587,898)

Year ended October 31, 2016:
Shares sold	762,631	$4,732,434
Shares issued in reinvestment of dividends and distributions	512,660	3,219,500
Shares reacquired	(4,507,217)	(28,182,837)

Net increase (decrease) in shares outstanding before conversion	(3,231,926)	(20,230,903)
Shares issued upon conversion from other share class(es)	149,564	935,639
Shares reacquired upon conversion into other share class(es)	(142,045)	(892,788)

Net increase (decrease) in shares outstanding	(3,224,407)	$(20,188,052)

Prudential QMA International Equity Fund	35

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended April 30, 2017:
Shares sold	4,308	$27,866
Shares issued in reinvestment of dividends and distributions	6,760	40,832
Shares reacquired	(35,856)	(225,215)

Net increase (decrease) in shares outstanding before conversion	(24,788)	(156,517)
Shares reacquired upon conversion into other share class(es)	(65,447)	(412,062)

Net increase (decrease) in shares outstanding	(90,235)	$(568,579)

Year ended October 31, 2016:
Shares sold	10,670	$65,248
Shares issued in reinvestment of dividends and distributions	6,686	40,453
Shares reacquired	(121,431)	(728,578)

Net increase (decrease) in shares outstanding before conversion	(104,075)	(622,877)
Shares reacquired upon conversion into other share class(es)	(149,541)	(896,634)

Net increase (decrease) in shares outstanding	(253,616)	$(1,519,511)

Class C
Six months ended April 30, 2017:
Shares sold	50,823	$319,048
Shares issued in reinvestment of dividends and distributions	34,905	210,474
Shares reacquired	(301,274)	(1,885,537)

Net increase (decrease) in shares outstanding before conversion	(215,546)	(1,356,015)
Shares reacquired upon conversion into other share class(es)	(63,644)	(416,901)

Net increase (decrease) in shares outstanding	(279,190)	$(1,772,916)

Year ended October 31, 2016:
Shares sold	200,289	$1,218,445
Shares issued in reinvestment of dividends and distributions	27,456	166,109
Shares reacquired	(522,460)	(3,111,379)

Net increase (decrease) in shares outstanding before conversion	(294,715)	(1,726,825)
Shares reacquired upon conversion into other share class(es)	(4,615)	(27,813)

Net increase (decrease) in shares outstanding	(299,330)	$(1,754,638)

Class Q
Period * ended April 30, 2017:
Shares sold	128,433	$886,939
Shares reacquired	(473,588)	(3,206,562)

Net increase (decrease) in shares outstanding before conversion	(345,155)	(2,319,623)
Shares issued upon conversion from other share class(es)	5,686,644	35,939,720

Net increase (decrease) in shares outstanding	5,341,489	$33,620,097

36

Class Z	Shares	Amount
Six months ended April 30, 2017:
Shares sold	555,736	$3,547,119
Shares issued in reinvestment of dividends and distributions	183,440	1,157,506
Shares reacquired	(610,467)	(4,000,813)

Net increase (decrease) in shares outstanding before conversion	128,709	703,812
Shares issued upon conversion from other share class(es)	154,162	1,027,286
Shares reacquired upon conversion into other share class(es)	(5,686,425)	(35,938,205)

Net increase (decrease) in shares outstanding	(5,403,554)	$(34,207,107)

Year ended October 31, 2016:
Shares sold	751,142	$4,616,455
Shares issued in reinvestment of dividends and distributions	161,859	1,021,331
Shares reacquired	(1,614,319)	(10,187,183)

Net increase (decrease) in shares outstanding before conversion	(701,318)	(4,549,397)
Shares issued upon conversion from other shares class(es)	144,090	912,035
Shares reacquired upon conversion into other share class(es)	(4,675)	(30,439)

Net increase (decrease) in shares outstanding	(561,903)	$(3,667,801)

*	Commencement of operations was December 28, 2016.

Note 7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Series utilized the SCA during the six months ended April 30, 2017. The average daily balance for the 89 days that the Series had loans outstanding during the period was $365,281, borrowed at a weighted average interest rate of 1.91%. The maximum loan balance outstanding during the period was $1,922,000. At April 30, 2017, the Series did not have an outstanding loan balance.

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced

Prudential QMA International Equity Fund	37

Notes to Financial Statements (unaudited) (continued)

disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Fund’s Board meeting in March, 2017, the Board of Directors approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Series and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

38

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.48		$6.65	$7.36	$7.37	$6.02	$5.72
Income (loss) from investment operations:
Net investment income (loss)	.04		.11	.11	.15	.12	.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.62		(.17)	(.65)	(.02)	1.36	.29
Total from investment operations	.66		(.06)	(.54)	.13	1.48	.41
Less Dividends:
Dividends from net investment income	(.13)		(.11)	(.17)	(.14)	(.13)	(.11)
Net asset value, end of period	$7.01		$6.48	$6.65	$7.36	$7.37	$6.02
Total Return(b):	10.37%		(.93)%	(7.37)%	1.84%	25.06%	7.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$191,322		$185,120	$211,314	$218,909	$234,668	$209,568
Average net assets (000)	$184,244		$189,980	$229,598	$232,049	$221,300	$204,088
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.68%	(d)	1.66%	1.62%	1.59%	1.59%	1.67%
Expenses before waivers and/or expense reimbursement	1.68%	(d)	1.66%	1.62%	1.59%	1.59%	1.67%
Net investment income (loss)	1.18%	(d)	1.69%	1.39%	2.02%	1.83%	2.18%
Portfolio turnover rate	61%	(e)	114%	111%	134%	114%	83%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential QMA International Equity Fund	39

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.21		$6.37	$7.05	$7.07	$5.78	$5.50
Income (loss) from investment operations:
Net investment income (loss)	.01		.06	.05	.10	.07	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.60		(.16)	(.61)	(.03)	1.32	.27
Total from investment operations	.61		(.10)	(.56)	.07	1.39	.35
Less Dividends:
Dividends from net investment income	(.09)		(.06)	(.12)	(.09)	(.10)	(.07)
Net asset value, end of period	$6.73		$6.21	$6.37	$7.05	$7.07	$5.78
Total Return(b):	9.91%		(1.55)%	(7.96)%	1.10%	24.26%	6.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,734		$3,080	$4,774	$5,006	$6,066	$5,439
Average net assets (000)	$2,842		$3,710	$5,313	$5,868	$5,690	$5,823
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.38%	(d)	2.36%	2.32%	2.29%	2.29%	2.37%
Expenses before waivers and/or expense reimbursement	2.38%	(d)	2.36%	2.32%	2.29%	2.29%	2.37%
Net investment income (loss)	.41%	(d)	.96%	.68%	1.35%	1.13%	1.48%
Portfolio turnover rate	61%	(e)	114%	111%	134%	114%	83%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

40

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.20		$6.37	$7.05	$7.07	$5.78	$5.50
Income (loss) from investment operations:
Net investment income (loss)	.01		.06	.06	.10	.07	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.61		(.17)	(.62)	(.03)	1.32	.27
Total from investment operations	.62		(.11)	(.56)	.07	1.39	.35
Less Dividends:
Dividends from net investment income	(.09)		(.06)	(.12)	(.09)	(.10)	(.07)
Net asset value, end of period	$6.73		$6.20	$6.37	$7.05	$7.07	$5.78
Total Return(b):	10.09%		(1.71)%	(7.96)%	1.10%	24.27%	6.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,361		$15,892	$18,209	$18,146	$19,472	$17,658
Average net assets (000)	$15,373		$16,416	$20,086	$19,402	$18,341	$19,019
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.38%	(d)	2.36%	2.32%	2.29%	2.29%	2.37%
Expenses before waivers and/or expense reimbursement	2.38%	(d)	2.36%	2.32%	2.29%	2.29%	2.37%
Net investment income (loss)	.46%	(d)	.98%	.71%	1.32%	1.13%	1.49%
Portfolio turnover rate	61%	(e)	114%	111%	134%	114%	83%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential QMA International Equity Fund	41

Financial Highlights (unaudited) (continued)

Class Q Shares
	December 28, 2016(a) through April 30, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$6.32
Income (loss) from investment operations:
Net investment income (loss)	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.70
Total from investment operations	.75
Net asset value, end of period	$7.07
Total Return(c):	11.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,773
Average net assets (000)	$36,929
Ratios to average net assets:
Expense after waivers and/or expense reimbursement	1.05%	(e)
Expense before waivers and/or expense reimbursement	1.05%	(e)
Net investment income (loss)	2.15%	(e)
Portfolio turnover rate	61%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

42

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.54		$6.70	$7.42	$7.43	$6.07	$5.77
Income (loss) from investment operations:
Net investment income (loss)	.04		.13	.13	.16	.15	.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.64		(.16)	(.66)	(.01)	1.36	.29
Total from investment operations	.68		(.03)	(.53)	.15	1.51	.43
Less Dividends:
Dividends from net investment income	(.15)		(.13)	(.19)	(.16)	(.15)	(.13)
Net asset value, end of period	$7.07		$6.54	$6.70	$7.42	$7.43	$6.07
Total Return(b):	10.60%		(.44)%	(7.15)%	2.12%	25.36%	7.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,521		$49,675	$54,726	$48,064	$71,753	$50,531
Average net assets (000)	$26,457		$50,923	$55,405	$53,881	$60,981	$45,946
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.38%	(d)	1.36%	1.32%	1.29%	1.29%	1.37%
Expenses before waivers and/or expense reimbursement	1.38%	(d)	1.36%	1.32%	1.29%	1.29%	1.37%
Net investment income (loss)	1.11%	(d)	1.99%	1.69%	2.07%	2.17%	2.46%
Portfolio turnover rate	61%	(e)	114%	111%	134%	114%	83%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential QMA International Equity Fund	43

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential QMA International Equity Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA INTERNATIONAL EQUITY FUND

SHARE CLASS	A	B	C	Q	Z
NASDAQ	PJRAX	PJRBX	PJRCX	PJRQX	PJIZX
CUSIP	743969859	743969867	743969875	743969578	743969883

MF190E2

PRUDENTIAL EMERGING MARKETS DEBT

LOCAL CURRENCY FUND

SEMIANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return, through a combination of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Emerging Markets Debt Local Currency Fund informative and useful. The report covers performance for the six-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Emerging Markets Debt Local Currency Fund

June 15, 2017

Prudential Emerging Markets Debt Local Currency Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

	Total Returns as of 4/30/17 (without sales charges)	Average Annual Total Returns as of 4/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	2.61	–0.95	–2.56	–1.93 (3/30/11)
Class C	2.36	2.38	–2.28	–1.74 (3/30/11)
Class Q	3.06	4.36	–1.23	–0.76 (3/30/11)
Class Z	3.01	4.23	–1.32	–0.81 (3/30/11)
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	2.04	4.03	–1.58	–0.59
Lipper Emerging Markets Local Currency Debt Funds Average	2.30	4.39	–1.59	–0.78

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None	None

Benchmark Definitions

JP Morgan Government Bond Index-Emerging Markets Global Diversified Index—The JP Morgan Government Bond Index-Emerging Markets Global Diversified Index, an unmanaged index, is a comprehensive emerging markets debt benchmark that tracks local currency bonds issued by emerging market governments.

Lipper Emerging Markets Local Currency Debt Funds Average—The Lipper Emerging Markets Local Currency Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Emerging Markets Local Currency Debt Funds universe for the periods noted. Funds in the Lipper Average seek either current income or total return by investing at least 65% of total assets in debt issues denominated in the currency of their market of issuance. “Emerging market” is defined by a country’s GNP per capita or other economic measures.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Prudential Emerging Markets Debt Local Currency Fund	5

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/17
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.17	5.29	4.21
Class C	0.15	4.80	3.69
Class Q	0.18	5.87	4.81
Class Z	0.18	5.74	4.64

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Credit Quality expressed as a percentage of total investments as of 4/30/17 (%)
AAA	1.0
AA	1.5
A	29.8
BBB	50.4
BB	12.8
B	2.0
C	0.1
Not Rated	–0.1
Cash/Cash Equivalents	2.6
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Emerging Markets Debt Local Currency Fund	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Emerging Markets Debt Local Currency Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,026.10	1.13%	$5.68
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66
Class C	Actual	$1,000.00	$1,023.60	1.88%	$9.43
	Hypothetical	$1,000.00	$1,015.47	1.88%	$9.39
Class Q	Actual	$1,000.00	$1,030.60	0.88%	$4.43
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
Class Z	Actual	$1,000.00	$1,030.10	0.88%	$4.43
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 96.4%

FOREIGN BONDS 96.3%

Argentina 1.5%
Argentine Bonos del Tesoro,
Bonds	16.000%		10/17/23	ARS	3,305	$230,328
Bonds	22.750		03/05/18	ARS	2,228	147,222
Unsec’d. Notes	18.200		10/03/21	ARS	1,130	79,994

						457,544

Brazil 12.5%
Brazil Loan Trust I, Gov’t. Gtd. Notes, RegS	5.477		07/24/23		122	124,179
Brazil Notas do Tesouro Nacionalie,
Notes, Ser. NTNF	10.000		01/01/19	BRL	454	144,404
Notes, Ser. NTNF	10.000		01/01/21	BRL	2,729	860,282
Notes, Ser. NTNF	10.000		01/01/23	BRL	3,765	1,177,172
Notes, Ser. NTNF	10.000		01/01/25	BRL	1,541	478,469
Notes, Ser. NTNF	10.000		01/01/27	BRL	2,520	778,352
Brazilian Government International Bond,
Sr. Unsec’d. Notes	8.500		01/05/24	BRL	54	16,332
Sr. Unsec’d. Notes	8.875		10/14/19		75	87,113
Petrobras Global Finance BV, Gtd. Notes	8.375		05/23/21		175	198,188

						3,864,491

Colombia 4.5%
Colombian TES, Bonds, Ser. B	6.000		04/28/28	COP	4,214,500	1,379,729

Czech Republic 0.5%
Czech Republic Government Bond, Bond	0.000	(ss)	02/10/20	CZK	3,890	157,346

Hungary 4.7%
Hungary Government Bond,
Bonds, Ser. 20/A	7.500		11/12/20	HUF	72,240	307,362
Bonds, Ser. 20/B	3.500		06/24/20	HUF	40,650	153,260
Bonds, Ser. 21/B	2.500		10/27/21	HUF	43,240	156,513
Bonds, Ser. 23/A	6.000		11/24/23	HUF	70,510	296,004
Bonds, Ser. 31/A	3.250		10/22/31	HUF	34,370	112,620
Hungary Government International Bond,
Sr. Unsec’d. Notes	6.250		01/29/20		120	131,567
Sr. Unsec’d. Notes	6.375		03/29/21		260	293,800

						1,451,126

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN BONDS (Continued)

Indonesia 11.7%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes, Ser. FR53	8.250%	07/15/21	IDR	8,966,000	$707,984
Sr. Unsec’d. Notes, Ser. FR56	8.375	09/15/26	IDR	3,580,000	291,954
Sr. Unsec’d. Notes, Ser. FR58	8.250	06/15/32	IDR	1,700,000	133,972
Sr. Unsec’d. Notes, Ser. FR59	7.000	05/15/27	IDR	3,600,000	269,277
Sr. Unsec’d. Notes, Ser. FR61	7.000	05/15/22	IDR	2,300,000	174,627
Sr. Unsec’d. Notes, Ser. FR63	5.625	05/15/23	IDR	3,100,000	216,302
Sr. Unsec’d. Notes, Ser. FR65	6.625	05/15/33	IDR	5,700,000	385,677
Sr. Unsec’d. Notes, Ser. FR67	8.750	02/15/44	IDR	600,000	48,984
Sr. Unsec’d. Notes, Ser. FR68	8.375	03/15/34	IDR	10,000,000	796,009
Sr. Unsec’d. Notes, Ser. FR70	8.375	03/15/24	IDR	2,300,000	185,136
Sr. Unsec’d. Notes, Ser. FR71	9.000	03/15/29	IDR	2,920,000	245,464
Sr. Unsec’d. Notes, Ser. FR72	8.250	05/15/36	IDR	1,950,000	153,978

					3,609,364

Kazakhstan 0.4%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, EMTN, RegS	9.125	07/02/18		125	134,275

Malaysia 4.8%
Malaysia Government Bond,
Sr. Unsec’d. Notes, Ser. 0216	4.736	03/15/46	MYR	500	113,763
Sr. Unsec’d. Notes, Ser. 0311	4.392	04/15/26	MYR	660	154,368
Sr. Unsec’d. Notes, Ser. 0313	3.480	03/15/23	MYR	4,250	957,381
Sr. Unsec’d. Notes, Ser. 0316	3.900	11/30/26	MYR	1,110	252,375

					1,477,887

Mexico 8.1%
America Movil SAB de CV, Sr. Unsec’d. Notes	6.450	12/05/22	MXN	7,500	369,609
Mexican Bonos,
Bonds, Ser. M-30	10.000	11/20/36	MXN	9,465	625,347
Sr. Unsec’d. Notes, Ser. M	7.750	11/13/42	MXN	15,870	856,210
Petroleos Mexicanos,
Gtd. Notes, MTN	6.875	08/04/26		400	447,000
Gtd. Notes, 144A	7.650	11/24/21	MXN	4,120	207,081

					2,505,247

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN BONDS (Continued)

Peru 4.8%
Peru Government Bond, Bonds	6.950%	08/12/31	PEN	190	$63,260
Peruvian Government International Bond,
Sr, Unsec’d. Notes, 144A	6.350	08/12/28	PEN	520	165,919
Sr. Unsec’d. Notes, RegS	5.200	09/12/23	PEN	1,893	589,003
Sr. Unsec’d. Notes, RegS	6.950	08/12/31	PEN	1,690	562,682
Sr. Unsec’d Notes, RegS	8.200	08/12/26	PEN	295	107,725

					1,488,589

Philippines 0.7%
Philippine Government International Bond, Sr. Unsec’d. Notes	4.950	01/15/21	PHP	11,000	225,658

Poland 8.4%
Republic of Poland Government Bond,
Bonds, Ser. 0422	2.250	04/25/22	PLN	4,550	1,139,025
Bonds, Ser. 0721	1.750	07/25/21	PLN	1,945	482,489
Bonds, Ser. 0725	3.250	07/25/25	PLN	1,765	455,455
Bonds, Ser. 0726	2.500	07/25/26	PLN	1,990	479,956
Bonds, Ser. 1023	4.000	10/25/23	PLN	125	33,976

					2,590,901

Romania 3.6%
Romania Government Bond,
Bonds, Ser. 3YR	2.500	04/29/19	RON	1,560	380,365
Bonds, Ser. 4YR	3.250	01/17/18	RON	1,130	275,768
Bonds, Ser. 5YR	3.250	03/22/21	RON	1,180	290,281
Bonds, Ser. 10YR	5.850	04/26/23	RON	650	178,151

					1,124,565

Russia 5.5%
Russian Federal Bond - OFZ,
Bonds, Ser. 6218	8.500	09/17/31	RUB	43,905	821,359
Bonds, Ser. 6219	7.750	09/16/26	RUB	37,200	660,310
Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes, RegS	4.224	11/21/18		200	204,750

					1,686,419

Singapore 1.0%
Singapore Government Bond, Sr. Unsec’d. Notes	0.500	04/01/18	SGD	430	306,261

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN BONDS (Continued)

South Africa 10.5%
Eskom Holdings SOC Ltd., Govt. Gtd. Notes, Ser. ES23, MTN	10.000%	01/25/23	ZAR	7,500	$584,253
Republic of South Africa Government Bond,
Bonds, Ser. 2023	7.750	02/28/23	ZAR	5,870	432,000
Bonds, Ser. 2032	8.250	03/31/32	ZAR	11,500	788,940
Bonds, Ser. 2040	9.000	01/31/40	ZAR	7,635	537,503
Bonds, Ser. 2044	8.750	01/31/44	ZAR	9,200	628,702
Bonds, Ser. R186	10.500	12/21/26	ZAR	1,800	150,338
Bonds, Ser. R213	7.000	02/28/31	ZAR	1,905	118,765

					3,240,501

South Korea 1.0%
Korea Treasury Bond, Sr. Unsec’d. Notes, Ser. 1906	1.500	06/10/19	KRW	350,000	306,790

Thailand 4.8%
Thailand Government Bond,
Sr. Unsec’d. Notes	3.400	06/17/36	THB	2,200	64,184
Sr. Unsec’d. Notes	3.625	06/16/23	THB	2,900	89,734
Sr. Unsec’d. Notes	3.775	06/25/32	THB	600	18,357
Sr. Unsec’d. Notes	3.850	12/12/25	THB	6,600	208,415
Sr. Unsec’d. Notes	3.875	06/13/19	THB	5,000	151,372
Sr. Unsec’d. Notes	4.875	06/22/29	THB	24,265	834,733
Sr. Unsec’d. Notes	5.125	03/13/18	THB	3,500	104,315

					1,471,110

Turkey 6.8%
Turkey Government Bond,
Bonds	7.100	03/08/23	TRY	2,313	557,951
Bonds	7.400	02/05/20	TRY	3,335	864,277
Bonds	8.000	03/12/25	TRY	1,890	470,378
Bonds	8.800	09/27/23	TRY	128	33,550
Bonds	9.200	09/22/21	TRY	595	159,305

					2,085,461

Ukraine 0.5%
Ukraine Government International Bond, Sr. Unsec’d. Notes, RegS	7.750	09/01/19		150	153,006

TOTAL FOREIGN BONDS (cost $30,277,792)					29,716,270

See Notes to Financial Statements.

12

Description		Shares		Value

COMMON STOCK 0.1%

Colombia
Pacific Exploration & Production Corp. (Colombia)* (cost $27,830)			697	$20,541

TOTAL LONG-TERM INVESTMENTS (cost $30,305,622)				29,736,811

SHORT-TERM INVESTMENTS 0.3%

AFFILIATED MUTUAL FUND 0.0%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w) (cost $6,376)			6,376	6,376

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* 0.3%

Call Options
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.40	Citigroup Global Markets	EUR	300	37,109
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 15.00	Goldman Sachs & Co.	EUR	200	17,791
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 19.25	Citigroup Global Markets		600	38,652

TOTAL OPTIONS PURCHASED (cost $91,792)				93,552

TOTAL SHORT-TERM INVESTMENTS (cost $98,168)				99,928

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 96.7% (cost $30,403,790)				29,836,739

OPTIONS WRITTEN* (0.2)%

Put Options
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.20	Citigroup Global Markets	EUR	300	(2,317)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 14.00	Goldman Sachs & Co.	EUR	200	(3,411)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 17.75	Citigroup Global Markets		600	(6,695)

				(12,423)

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)

Call Options
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.80	Citigroup Global Markets	EUR	300	$(17,584)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 17.00	Goldman Sachs & Co.	EUR	200	(7,475)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 21.25	Citigroup Global Markets		600	(16,892)

				(41,951)

TOTAL OPTIONS WRITTEN (premiums received $56,541)				(54,374)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 96.5% (cost $30,347,249)				29,782,365
Other assets in excess of liabilities(z) 3.5%				1,077,085

NET ASSETS 100.0%				$30,859,450

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

EMTN—Euro Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

See Notes to Financial Statements.

14

MXN—Mexican Peso

MYR—Malaysian Ringgit

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(ss)	Represents zero coupon bond.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 05/02/2017	Citigroup Global Markets	ARS	1,715	$107,695	$111,368	$3,673
Expiring 05/08/2017	BNP Paribas	ARS	1,242	76,350	80,359	4,009
Expiring 05/15/2017	Citigroup Global Markets	ARS	1,230	75,850	79,252	3,402
Expiring 07/06/2017	BNP Paribas	ARS	250	15,550	15,691	141
Expiring 07/06/2017	Citigroup Global Markets	ARS	2,080	130,251	130,739	488
Expiring 08/02/2017	Goldman Sachs & Co.	ARS	1,715	106,096	106,311	215
Brazilian Real,
Expiring 05/03/2017	Barclays Capital Group	BRL	1,907	607,829	600,231	(7,598)
Expiring 05/03/2017	Goldman Sachs & Co.	BRL	211	66,060	66,423	363
Expiring 05/03/2017	Goldman Sachs & Co.	BRL	1,907	604,188	600,231	(3,957)
Expiring 06/02/2017	Citigroup Global Markets	BRL	1,619	505,438	505,472	34
Expiring 06/02/2017	Goldman Sachs & Co.	BRL	80	24,726	24,876	150
Expiring 06/02/2017	Goldman Sachs & Co.	BRL	1,619	504,965	505,472	507
Chilean Peso,
Expiring 07/12/2017	Goldman Sachs & Co.	CLP	49,637	74,179	74,113	(66)
Expiring 07/12/2017	Goldman Sachs & Co.	CLP	156,762	235,928	234,063	(1,865)
Colombian Peso,
Expiring 07/12/2017	Bank of America	COP	137,126	46,000	46,101	101
Expiring 07/12/2017	Citigroup Global Markets	COP	90,297	31,062	30,357	(705)
Expiring 07/12/2017	Citigroup Global Markets	COP	126,082	44,000	42,388	(1,612)
Expiring 07/12/2017	Goldman Sachs & Co.	COP	82,951	28,311	27,888	(423)
Expiring 07/12/2017	UBS AG	COP	1,571,313	542,112	528,266	(13,846)
Expiring 07/12/2017	UBS AG	COP	1,571,313	544,933	528,266	(16,667)

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Czech Koruna,
Expiring 07/12/2017	Citigroup Global Markets	CZK	8,185	$333,806	$333,773	$(33)
Expiring 07/12/2017	Goldman Sachs & Co.	CZK	3,400	136,818	138,649	1,831
Expiring 07/12/2017	UBS AG	CZK	3,400	136,935	138,650	1,715
Euro,
Expiring 07/27/2017	Goldman Sachs & Co.	EUR	355	388,001	388,485	484
Expiring 07/27/2017	JPMorgan Chase	EUR	10	10,684	10,703	19
Hungarian Forint,
Expiring 07/21/2017	Citigroup Global Markets	HUF	263,600	905,812	919,458	13,646
Indian Rupee,
Expiring 06/08/2017	Citigroup Global Markets	INR	2,420	36,000	37,407	1,407
Expiring 06/08/2017	Citigroup Global Markets	INR	4,609	70,000	71,233	1,233
Expiring 06/08/2017	Citigroup Global Markets	INR	10,156	154,520	156,955	2,435
Expiring 06/08/2017	Citigroup Global Markets	INR	33,087	491,523	511,346	19,823
Expiring 06/08/2017	JPMorgan Chase	INR	1,339	19,906	20,691	785
Expiring 06/08/2017	UBS AG	INR	1,982	30,000	30,633	633
Expiring 06/08/2017	UBS AG	INR	3,550	54,000	54,868	868
Expiring 06/08/2017	UBS AG	INR	5,442	83,991	84,101	110
Expiring 06/08/2017	UBS AG	INR	17,108	254,086	264,404	10,318
Expiring 06/08/2017	UBS AG	INR	17,108	254,087	264,405	10,318
Indonesian Rupiah,
Expiring 06/16/2017	BNP Paribas	IDR	3,613,785	271,000	269,624	(1,376)
Expiring 06/16/2017	JPMorgan Chase	IDR	4,202,262	314,000	313,531	(469)
Israeli Shekel,
Expiring 07/21/2017	Citigroup Global Markets	ILS	69	18,700	18,978	278
Expiring 07/21/2017	Citigroup Global Markets	ILS	89	24,406	24,712	306
Malaysian Ringgit,
Expiring 05/08/2017	Barclays Capital Group	MYR	3,506	788,561	807,212	18,651
Expiring 07/03/2017	Citigroup Global Markets	MYR	69	15,610	15,949	339
Expiring 07/03/2017	Citigroup Global Markets	MYR	616	138,666	141,451	2,785
Expiring 07/03/2017	JPMorgan Chase	MYR	152	34,210	35,031	821
Expiring 07/17/2017	JPMorgan Chase	MYR	1,577	358,350	362,022	3,672
Mexican Peso,
Expiring 06/08/2017	Bank of America	MXN	2,026	101,927	106,892	4,965
Expiring 06/08/2017	Citigroup Global Markets	MXN	457	23,000	24,108	1,108
Expiring 06/08/2017	Citigroup Global Markets	MXN	601	31,000	31,718	718
Expiring 06/08/2017	Citigroup Global Markets	MXN	616	32,000	32,484	484
Expiring 06/08/2017	Goldman Sachs & Co.	MXN	39,886	2,019,750	2,104,165	84,415
Expiring 06/08/2017	JPMorgan Chase	MXN	602	30,380	31,760	1,380
Expiring 06/08/2017	JPMorgan Chase	MXN	864	45,408	45,556	148

See Notes to Financial Statements.

16

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso, (cont’d.)
Expiring 06/08/2017	Morgan Stanley	MXN	1,158	$61,097	$61,092	$(5)
Expiring 06/08/2017	UBS AG	MXN	155	8,000	8,169	169
Expiring 06/08/2017	UBS AG	MXN	356	17,982	18,755	773
Expiring 06/08/2017	UBS AG	MXN	356	18,000	18,774	774
Expiring 06/08/2017	UBS AG	MXN	397	20,000	20,957	957
Expiring 06/08/2017	UBS AG	MXN	437	22,000	23,067	1,067
Expiring 06/08/2017	UBS AG	MXN	1,492	75,127	78,710	3,583
Expiring 06/08/2017	UBS AG	MXN	1,534	80,361	80,930	569
Expiring 06/08/2017	UBS AG	MXN	1,535	75,955	80,996	5,041
Expiring 03/27/2018	Citigroup Global Markets	MXN	4,973	250,000	250,890	890
New Taiwanese Dollar,
Expiring 06/08/2017	Citigroup Global Markets	TWD	250	8,205	8,288	83
Expiring 06/08/2017	Citigroup Global Markets	TWD	1,853	60,000	61,516	1,516
Expiring 06/08/2017	Citigroup Global Markets	TWD	3,154	104,000	104,715	715
Expiring 06/08/2017	Citigroup Global Markets	TWD	3,474	114,000	115,333	1,333
Expiring 06/08/2017	JPMorgan Chase	TWD	203	6,763	6,744	(19)
Expiring 06/08/2017	UBS AG	TWD	401	13,000	13,299	299
Expiring 06/08/2017	UBS AG	TWD	2,060	68,000	68,377	377
Expiring 06/08/2017	UBS AG	TWD	4,710	156,756	156,351	(405)
Peruvian Nuevo Sol,
Expiring 07/26/2017	UBS AG	PEN	509	155,822	155,572	(250)
Philippine Peso,
Expiring 07/12/2017	Citigroup Global Markets	PHP	897	18,000	17,876	(124)
Expiring 07/12/2017	UBS AG	PHP	8,447	169,800	168,417	(1,383)
Polish Zloty,
Expiring 07/21/2017	Citigroup Global Markets	PLN	707	181,983	182,240	257
Expiring 07/21/2017	Citigroup Global Markets	PLN	856	220,748	220,458	(290)
Expiring 07/21/2017	UBS AG	PLN	1,053	266,412	271,323	4,911
Romanian Leu,
Expiring 07/21/2017	JPMorgan Chase	RON	992	234,733	238,519	3,786
Russian Ruble,
Expiring 07/07/2017	Bank of America	RUB	24,219	420,511	418,876	(1,635)
Expiring 07/07/2017	Barclays Capital Group	RUB	3,219	55,970	55,681	(289)
Expiring 07/07/2017	Citigroup Global Markets	RUB	1,553	27,000	26,861	(139)
Expiring 07/07/2017	Citigroup Global Markets	RUB	2,655	46,021	45,919	(102)
Expiring 07/07/2017	Citigroup Global Markets	RUB	4,761	83,991	82,351	(1,640)
Expiring 07/07/2017	Citigroup Global Markets	RUB	5,000	86,542	86,484	(58)
Expiring 07/07/2017	Citigroup Global Markets	RUB	14,261	249,160	246,653	(2,507)
Expiring 07/07/2017	Goldman Sachs & Co.	RUB	24,219	420,175	418,876	(1,299)

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar,
Expiring 06/16/2017	Citigroup Global Markets	SGD	67	$48,000	$48,027	$27
Expiring 06/16/2017	Citigroup Global Markets	SGD	419	300,700	300,360	(340)
Expiring 06/16/2017	JPMorgan Chase	SGD	94	67,539	67,357	(182)
Expiring 06/16/2017	UBS AG	SGD	13	9,000	9,003	3
Expiring 06/16/2017	UBS AG	SGD	21	15,000	15,046	46
Expiring 06/16/2017	UBS AG	SGD	433	308,472	309,852	1,380
South African Rand,
Expiring 07/07/2017	Goldman Sachs & Co.	ZAR	1,082	77,670	80,006	2,336
Expiring 07/07/2017	UBS AG	ZAR	579	43,000	42,801	(199)
South Korean Won,
Expiring 06/21/2017	JPMorgan Chase	KRW	6,303	5,562	5,543	(19)
Thai Baht,
Expiring 05/17/2017	Citigroup Global Markets	THB	419	12,000	12,100	100
Expiring 05/17/2017	Citigroup Global Markets	THB	546	15,550	15,770	220
Expiring 05/17/2017	Citigroup Global Markets	THB	1,297	37,748	37,478	(270)
Expiring 05/17/2017	Citigroup Global Markets	THB	1,411	40,000	40,774	774
Expiring 05/17/2017	Citigroup Global Markets	THB	1,708	48,330	49,362	1,032
Expiring 05/17/2017	Citigroup Global Markets	THB	3,676	107,000	106,248	(752)
Expiring 05/17/2017	Citigroup Global Markets	THB	6,339	180,638	183,254	2,616
Expiring 05/17/2017	Citigroup Global Markets	THB	28,181	804,267	814,633	10,366
Expiring 05/17/2017	Goldman Sachs & Co.	THB	1,554	45,242	44,927	(315)
Expiring 05/17/2017	UBS AG	THB	1,734	50,000	50,119	119
Turkish Lira,
Expiring 05/08/2017	Bank of America	TRY	283	76,200	79,393	3,193
Expiring 05/08/2017	Bank of America	TRY	418	111,000	117,436	6,436
Expiring 05/08/2017	Bank of America	TRY	647	176,854	181,700	4,846
Expiring 05/08/2017	Citigroup Global Markets	TRY	41	10,748	11,463	715
Expiring 05/08/2017	Citigroup Global Markets	TRY	73	19,235	20,436	1,201
Expiring 05/08/2017	Citigroup Global Markets	TRY	258	68,964	72,433	3,469
Expiring 05/08/2017	Citigroup Global Markets	TRY	724	195,219	203,379	8,160
Expiring 05/08/2017	Citigroup Global Markets	TRY	831	222,312	233,459	11,147
Expiring 05/08/2017	Goldman Sachs & Co.	TRY	2,778	735,943	780,277	44,334
Expiring 05/08/2017	UBS AG	TRY	36	9,884	10,250	366
Expiring 05/08/2017	UBS AG	TRY	53	14,000	14,807	807
Expiring 05/08/2017	UBS AG	TRY	106	29,000	29,846	846
Expiring 05/08/2017	UBS AG	TRY	174	47,186	48,743	1,557
Expiring 05/08/2017	UBS AG	TRY	282	75,927	79,171	3,244
Expiring 05/08/2017	UBS AG	TRY	444	121,156	124,786	3,630

				$19,904,120	$20,182,129	$278,009

See Notes to Financial Statements.

18

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 05/02/2017	Goldman Sachs & Co.	ARS	1,715	$111,332	$111,368	$(36)
Australian Dollar,
Expiring 07/12/2017	UBS AG	AUD	1	992	992	—
Brazilian Real,
Expiring 05/03/2017	Citigroup Global Markets	BRL	1,619	509,479	509,534	(55)
Expiring 05/03/2017	Citigroup Global Markets	BRL	55	17,316	17,249	67
Expiring 05/03/2017	Goldman Sachs & Co.	BRL	1,619	508,999	509,535	(536)
Expiring 05/03/2017	Goldman Sachs & Co.	BRL	732	233,786	230,566	3,220
Expiring 06/02/2017	Bank of America	BRL	1,552	485,450	484,588	862
Expiring 06/02/2017	Barclays Capital Group	BRL	119	36,711	37,053	(342)
Canadian Dollar,
Expiring 07/12/2017	UBS AG	CAD	1	702	686	16
Chilean Peso,
Expiring 07/12/2017	Citigroup Global Markets	CLP	50,989	77,257	76,133	1,124
Expiring 07/12/2017	UBS AG	CLP	202,815	308,816	302,824	5,992
Chinese Renminbi,
Expiring 07/26/2017	Citigroup Global Markets	CNH	1,393	201,064	200,800	264
Expiring 07/26/2017	UBS AG	CNH	1,089	156,757	156,933	(176)
Expiring 07/26/2017	UBS AG	CNH	1,079	155,822	155,593	229
Expiring 07/26/2017	UBS AG	CNH	1,070	154,464	154,295	169
Colombian Peso,
Expiring 07/12/2017	Barclays Capital Group	COP	68,710	23,170	23,100	70
Expiring 07/12/2017	Citigroup Global Markets	COP	28,481	9,811	9,575	236
Expiring 07/12/2017	Goldman Sachs & Co.	COP	405,210	139,300	136,229	3,071
Euro,
Expiring 07/27/2017	Citigroup Global Markets	EUR	1,395	1,531,882	1,526,266	5,616
Expiring 07/27/2017	Citigroup Global Markets	EUR	283	309,207	310,064	(857)
Expiring 07/27/2017	Goldman Sachs & Co.	EUR	158	169,903	172,928	(3,025)
Hungarian Forint,
Expiring 07/21/2017	JPMorgan Chase	HUF	4,577	15,964	15,965	(1)
Expiring 07/21/2017	UBS AG	HUF	16,835	58,725	58,722	3
Expiring 07/21/2017	UBS AG	HUF	14,888	51,000	51,931	(931)
Indian Rupee,
Expiring 06/08/2017	Citigroup Global Markets	INR	1,253	19,000	19,359	(359)
Expiring 06/08/2017	Citigroup Global Markets	INR	496	7,624	7,670	(46)
Expiring 06/08/2017	JPMorgan Chase	INR	660	10,248	10,200	48
Expiring 06/08/2017	UBS AG	INR	18,079	277,480	279,408	(1,928)

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah,
Expiring 06/16/2017	Citigroup Global Markets	IDR	4,356,971	$323,578	$325,074	$(1,496)
Expiring 06/16/2017	Citigroup Global Markets	IDR	261,915	19,607	19,541	66
Expiring 06/16/2017	Citigroup Global Markets	IDR	222,096	16,618	16,570	48
Expiring 06/16/2017	JPMorgan Chase	IDR	438,036	32,785	32,682	103
Expiring 06/16/2017	UBS AG	IDR	817,400	61,000	60,986	14
Expiring 08/21/2017	JPMorgan Chase	IDR	2,088,331	146,395	154,614	(8,219)
Japanese Yen,
Expiring 07/27/2017	Citigroup Global Markets	JPY	20,404	184,655	183,722	933
Expiring 07/27/2017	UBS AG	JPY	17,177	154,539	154,662	(123)
Expiring 07/27/2017	UBS AG	JPY	12,198	110,225	109,828	397
Expiring 07/27/2017	UBS AG	JPY	12,178	110,224	109,647	577
Malaysian Ringgit,
Expiring 05/08/2017	Bank of America	MYR	489	110,100	112,691	(2,591)
Expiring 05/08/2017	Barclays Capital Group	MYR	805	180,190	185,394	(5,204)
Expiring 05/08/2017	Barclays Capital Group	MYR	682	153,150	157,107	(3,957)
Expiring 07/03/2017	Bank of America	MYR	273	62,700	62,670	30
Expiring 07/03/2017	Bank of America	MYR	96	22,047	22,037	10
Expiring 07/03/2017	Barclays Capital Group	MYR	75	16,925	17,294	(369)
Expiring 07/03/2017	UBS AG	MYR	264	61,000	60,677	323
Mexican Peso,
Expiring 06/08/2017	Bank of America	MXN	705	36,507	37,202	(695)
Expiring 06/08/2017	Citigroup Global Markets	MXN	4,728	249,160	249,399	(239)
Expiring 06/08/2017	Citigroup Global Markets	MXN	245	12,161	12,930	(769)
Expiring 06/08/2017	JPMorgan Chase	MXN	2,177	107,037	114,832	(7,795)
Expiring 06/08/2017	JPMorgan Chase	MXN	864	45,947	45,564	383
Expiring 06/08/2017	JPMorgan Chase	MXN	384	20,310	20,238	72
Expiring 06/08/2017	UBS AG	MXN	3,771	198,180	198,914	(734)
Expiring 06/08/2017	UBS AG	MXN	324	17,124	17,082	42
New Taiwanese Dollar,
Expiring 06/08/2017	Citigroup Global Markets	TWD	21,308	693,171	707,372	(14,201)
Expiring 06/08/2017	Citigroup Global Markets	TWD	3,675	121,000	121,993	(993)
Expiring 06/08/2017	Citigroup Global Markets	TWD	1,960	65,000	65,080	(80)
Expiring 06/08/2017	Citigroup Global Markets	TWD	1,426	47,000	47,331	(331)
Expiring 06/08/2017	Citigroup Global Markets	TWD	852	28,000	28,285	(285)
Expiring 06/08/2017	JPMorgan Chase	TWD	109	3,526	3,606	(80)
Expiring 06/08/2017	UBS AG	TWD	5,205	168,972	172,798	(3,826)
Expiring 06/08/2017	UBS AG	TWD	1,449	48,000	48,090	(90)
Expiring 06/08/2017	UBS AG	TWD	1,034	34,000	34,313	(313)

See Notes to Financial Statements.

20

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 07/27/2017	BNP Paribas	PEN	357	$109,010	$109,107	$(97)
Expiring 07/27/2017	Citigroup Global Markets	PEN	1,951	595,856	595,932	(76)
Philippine Peso,
Expiring 07/12/2017	Bank of America	PHP	22,560	446,555	449,799	(3,244)
Polish Zloty,
Expiring 07/21/2017	BNP Paribas	PLN	110	28,251	28,322	(71)
Expiring 07/21/2017	UBS AG	PLN	384	98,905	98,961	(56)
Romanian Leu,
Expiring 07/21/2017	Barclays Capital Group	RON	36	8,529	8,536	(7)
Expiring 07/21/2017	JPMorgan Chase	RON	1,559	369,371	374,911	(5,540)
Expiring 07/21/2017	JPMorgan Chase	RON	299	72,022	71,880	142
Expiring 07/21/2017	UBS AG	RON	103	24,726	24,728	(2)
Russian Ruble,
Expiring 07/07/2017	Citigroup Global Markets	RUB	1,779	31,000	30,760	240
Expiring 07/07/2017	Citigroup Global Markets	RUB	556	9,557	9,611	(54)
Expiring 07/07/2017	Goldman Sachs & Co.	RUB	6,968	119,375	120,513	(1,138)
Expiring 07/07/2017	Goldman Sachs & Co.	RUB	389	6,697	6,722	(25)
Expiring 07/07/2017	JPMorgan Chase	RUB	1,232	21,230	21,303	(73)
Expiring 07/07/2017	UBS AG	RUB	6,981	119,375	120,736	(1,361)
Singapore Dollar,
Expiring 06/16/2017	Citigroup Global Markets	SGD	987	698,068	706,624	(8,556)
Expiring 06/16/2017	UBS AG	SGD	435	309,840	311,676	(1,836)
Expiring 06/16/2017	UBS AG	SGD	432	309,206	309,580	(374)
Expiring 06/16/2017	UBS AG	SGD	220	157,463	157,210	253
Expiring 06/16/2017	UBS AG	SGD	219	157,464	157,058	406
Expiring 06/16/2017	UBS AG	SGD	54	38,000	38,442	(442)
South African Rand,
Expiring 07/07/2017	Citigroup Global Markets	ZAR	2,427	184,375	179,460	4,915
Expiring 07/07/2017	Citigroup Global Markets	ZAR	2,068	155,269	152,953	2,316
Expiring 07/07/2017	Citigroup Global Markets	ZAR	2,050	155,925	151,597	4,328
Expiring 07/07/2017	Citigroup Global Markets	ZAR	294	21,047	21,711	(664)
Expiring 07/07/2017	Citigroup Global Markets	ZAR	199	14,389	14,715	(326)
Expiring 07/07/2017	JPMorgan Chase	ZAR	345	25,612	25,539	73
Expiring 07/07/2017	UBS AG	ZAR	1,171	86,542	86,618	(76)
Expiring 07/07/2017	UBS AG	ZAR	214	15,729	15,855	(126)
Expiring 07/07/2017	UBS AG	ZAR	191	13,800	14,157	(357)
South Korean Won,
Expiring 06/21/2017	Barclays Capital Group	KRW	81,224	71,000	71,422	(422)
Expiring 06/21/2017	Citigroup Global Markets	KRW	734,166	640,818	645,566	(4,748)
Expiring 06/21/2017	UBS AG	KRW	193,929	169,800	170,525	(725)

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Thai Baht,
Expiring 05/17/2017	Bank of America	THB	5,302	$153,223	$153,249	$(26)
Expiring 05/17/2017	Bank of America	THB	2,163	62,512	62,519	(7)
Expiring 05/17/2017	Citigroup Global Markets	THB	3,525	100,921	101,901	(980)
Expiring 05/17/2017	Citigroup Global Markets	THB	1,712	49,453	49,487	(34)
Expiring 05/17/2017	Citigroup Global Markets	THB	806	23,359	23,304	55
Expiring 05/17/2017	Citigroup Global Markets	THB	338	9,796	9,765	31
Expiring 05/17/2017	Citigroup Global Markets	THB	271	7,738	7,840	(102)
Expiring 05/17/2017	Citigroup Global Markets	THB	201	5,821	5,800	21
Expiring 05/17/2017	JPMorgan Chase	THB	201	5,716	5,798	(82)
Turkish Lira,
Expiring 05/08/2017	Citigroup Global Markets	TRY	1,995	533,410	560,450	(27,040)
Expiring 05/08/2017	Citigroup Global Markets	TRY	1,096	290,367	307,732	(17,365)
Expiring 05/08/2017	Citigroup Global Markets	TRY	125	33,641	35,004	(1,363)
Expiring 05/08/2017	Citigroup Global Markets	TRY	80	20,876	22,452	(1,576)
Expiring 05/08/2017	Citigroup Global Markets	TRY	24	6,439	6,736	(297)
Expiring 05/08/2017	JPMorgan Chase	TRY	906	252,207	254,504	(2,297)
Expiring 05/08/2017	JPMorgan Chase	TRY	93	24,880	26,177	(1,297)
Expiring 05/08/2017	JPMorgan Chase	TRY	90	24,972	25,247	(275)
Expiring 05/08/2017	JPMorgan Chase	TRY	42	11,269	11,676	(407)
Expiring 05/08/2017	JPMorgan Chase	TRY	31	8,273	8,731	(458)
Expiring 05/08/2017	UBS AG	TRY	286	75,928	80,291	(4,363)
Expiring 05/08/2017	UBS AG	TRY	44	12,000	12,456	(456)
Expiring 07/07/2017	UBS AG	TRY	414	114,360	114,308	52

				$16,355,061	$16,467,747	(112,686)

						$165,323

Cross currency exchange contracts outstanding at April 30, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
05/08/2017	Buy	TRY	194	EUR	47	$2,863	Citigroup Global Markets
07/12/2017	Buy	CZK	3,856	EUR	146	(1,993)	Citigroup Global Markets
07/12/2017	Buy	EUR	357	CZK	9,630	(2,350)	Citigroup Global Markets
07/12/2017	Buy	EUR	107	CZK	2,885	(897)	Citigroup Global Markets
07/12/2017	Buy	EUR	76	CZK	2,048	(592)	Citigroup Global Markets
04/06/2018	Buy	ZAR	1,369	EUR	86	1,358	Goldman Sachs & Co.
04/06/2018	Buy	BRL	450	EUR	124	(4,785)	Citigroup Global Markets

						$(6,396)

See Notes to Financial Statements.

22

Interest rate swap agreements outstanding at April 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
MYR	1,650	05/20/21	3.770%	3 Month Malaysia Bumiputra Rate(2)	$(235)	$—	$(235)	JPMorgan Chase
THB	9,000	02/28/26	2.300%	6 Month Thailand Fixing Rate(2)	(3,831)	—	(3,831)	JPMorgan Chase

					$(4,066)	$—	$(4,066)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
MXN	4,500	02/16/21	5.400%	28 Day Mexican Interbank Rate(2)	$9	$(14,911)	$(14,920)
MXN	3,300	02/21/22	6.620%	28 Day Mexican Interbank Rate(2)	133	(4,687)	(4,820)
MXN	20,650	06/04/25	6.470%	28 Day Mexican Interbank Rate(2)	330	(65,126)	(65,456)
MXN	3,400	01/05/26	6.260%	28 Day Mexican Interbank Rate(1)	10	14,141	14,131

					$482	$(70,583)	$(71,065)

Cash of $170,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at April 30, 2017.

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$457,544	$—
Brazil	—	3,864,491	—
Colombia	—	1,379,729	—
Czech Republic	—	157,346	—
Hungary	—	1,451,126	—
Indonesia	—	3,609,364	—
Kazakhstan	—	134,275	—
Malaysia	—	1,477,887	—
Mexico	—	2,505,247	—
Peru	—	1,488,589	—
Philippines	—	225,658	—
Poland	—	2,590,901	—
Romania	—	1,124,565	—
Russia	—	1,686,419	—
Singapore	—	306,261	—
South Africa	—	3,240,501	—
South Korea	—	306,790	—
Thailand	—	1,471,110	—
Turkey	—	2,085,461	—
Ukraine	—	153,006	—
Common Stock
Colombia	20,541	—	—
Affiliated Mutual Fund	6,376	—	—
Options Purchased	—	93,552	—
Options Written	—	(54,374)	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	165,323	—
OTC Cross Currency Exchange Contracts	—	(6,396)	—
OTC Interest Rate Swap Agreements	—	(4,066)	—
Centrally Cleared Interest Rate Swap Agreements	—	(71,065)	—

Total	$26,917	$29,839,244	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

24

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2017 were as follows:

Foreign Government Obligations	86.9%
Non-Corporate Foreign Agencies	6.1
Sovereign Bonds	2.1
Foreign Corporations	1.2
Options Purchased	0.3
Oil, Gas & Consumable Fuels	0.1
Affiliated Mutual Fund	0.0 *%

96.7
Options Written	(0.2)
Other assets in excess of liabilities	3.5

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	375,665		Unrealized depreciation on OTC forward foreign currency exchange contracts	210,342
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	4,221		Unrealized depreciation on OTC cross currency exchange contracts	10,617
Foreign exchange contracts	Unaffiliated Investments	93,552		Options Written outstanding, at value	54,374
Interest rate contracts	Due from/to broker—variation margin swaps	14,131	*	Due from/to broker—variation margin swaps	85,196	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	4,066

Total		$487,569			$364,595

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Asset and Liabilities.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward and Cross Currency Contracts(1)	Swaps	Total
Foreign exchange contracts	$(37,328)	$—	$(37,328)
Interest rate contracts	—	3,176	3,176

	$(37,328)	$3,176	$(34,152)

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Forward and Cross Currency Contracts(3)	Swaps	Total
Foreign exchange contracts	$1,760	$2,167	$339,663	$—	$343,590
Interest rate contracts	—	—	—	(85,263)	(85,263)

	$1,760	$2,167	$339,663	$(85,263)	$258,327

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
(3)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended April 30, 2017, the average volume of derivative activities are as follows:

Options Purchased(1)	Options Written(4)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(2)	Interest Rate Swap Agreements(4)
$30,597	$763,100	$19,880,392	$15,603,354	$899,068	$2,277,186

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting

See Notes to Financial Statements.

26

and related netting arrangements for OTC derivatives and other financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Bank of America	$20,443	$(8,198)	$—	$12,245
Barclays Capital Group	18,721	(18,188)	—	533
BNP Paribas	4,150	(1,544)	—	2,606
Citigroup Global Markets	195,664	(145,569)	—	50,095
Goldman Sachs & Co.	160,075	(23,571)	—	136,504
JPMorgan Chase	11,432	(11,432)	—	—
Morgan Stanley	—	—	—	—
UBS AG	62,953	(51,045)	—	11,908

	$473,438

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$(8,198)	$8,198	$—	$—
Barclays Capital Group	(18,188)	18,188	—	—
BNP Paribas	(1,544)	1,544	—	—
Citigroup Global Markets	(145,569)	145,569	—	—
Goldman Sachs & Co.	(23,571)	23,571	—	—
JPMorgan Chase	(31,279)	11,432	—	(19,847)
Morgan Stanley	(5)	—	—	(5)
UBS AG	(51,045)	51,045	—	—

	$(279,399)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Collateral amount disclosed by the Series is limited to the Series’ OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	27

Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value:
Unaffiliated investments (cost $30,397,414)	$29,830,363
Affiliated investments (cost $6,376)	6,376
Foreign currency, at value (cost $504,517)	504,664
Deposit with broker for centrally cleared swaps	170,000
Receivable for investments sold	1,550,450
Dividends and interest receivable	492,371
Unrealized appreciation on OTC forward foreign currency exchange contracts	375,665
Tax reclaim receivable	34,800
Due from Manager	7,726
Receivable for Series shares sold	5,725
Unrealized appreciation on OTC cross currency exchange contracts	4,221
Due from broker—variation margin swaps	2,137
Prepaid expenses	275

Total Assets	32,984,773

Liabilities
Payable for investments purchased	1,664,685
Unrealized depreciation on OTC forward foreign currency exchange contracts	210,342
Accrued expenses and other liabilities	97,684
Options written outstanding, at value (premiums received $56,541)	54,374
Payable for Series shares reacquired	42,601
Foreign capital gains tax liability	37,279
Unrealized depreciation on OTC cross currency exchange contracts	10,617
Unrealized depreciation on OTC swap agreements	4,066
Dividends payable	1,793
Distribution fee payable	1,188
Affiliated transfer agent fee payable	694

Total Liabilities	2,125,323

Net Assets	$30,859,450

Net assets were comprised of:
Common stock, at par	$47,490
Paid-in capital in excess of par	36,368,484

36,415,974
Distributions in excess of net investment income	(931,156)
Accumulated net realized loss on investment and foreign currency transactions	(4,078,612)
Net unrealized depreciation on investments and foreign currencies	(546,756)

Net assets, April 30, 2017	$30,859,450

See Notes to Financial Statements.

28

Class A
Net asset value and redemption price per share ($3,244,223 ÷ 504,412 shares of common stock issued and outstanding)	$6.43
Maximum sales charge (4.50% of offering price)	0.30

Maximum offering price to public	$6.73

Class C
Net asset value, offering price and redemption price per share
($590,576 ÷ 91,014 shares of common stock issued and outstanding)	$6.49

Class Q
Net asset value, offering price and redemption price per share
($954 ÷ 146.681 shares of common stock issued and outstanding)	$6.50

Class Z
Net asset value, offering price and redemption price per share
($27,023,697 ÷ 4,153,436 shares of common stock issued and outstanding)	$6.51

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	29

Statement of Operations (unaudited)

Six Months Ended April 30, 2017

Net Investment Income (Loss)
Income
Interest income (net of foreign withholding taxes of $39,760)	$902,738
Affiliated dividend income	4,328

Total income	907,066

Expenses
Management fee	119,423
Distribution fee—Class A	4,210
Distribution fee—Class C	3,023
Custodian and accounting fees	84,000
Audit fee	31,000
Registration fees	29,000
Shareholders’ reports	14,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $1,800)	7,000
Directors’ fees	5,000
Miscellaneous	6,776

Total expenses	312,432
Less: Expense reimbursement	(173,832)

Net expenses	138,600

Net investment income (loss)	768,466

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(1,109,343)
Swap agreement transactions	3,176
Foreign currency transactions	(60,906)

(1,167,073)

Net change in unrealized appreciation (depreciation) on:
Investments (net change in foreign capital gain taxes $35,582)	982,147
Options written	2,167
Swap agreements	(85,263)
Foreign currencies	289,684

1,188,735

Net gain (loss) on investment and foreign currency transactions	21,662

Net Increase (Decrease) In Net Assets Resulting From Operations	$790,128

See Notes to Financial Statements.

30

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$768,466	$1,598,078
Net realized gain (loss) on investment and foreign currency transactions	(1,167,073)	(5,151,186)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,188,735	6,265,870

Net increase (decrease) in net assets resulting from operations	790,128	2,712,762

Dividends and Distributions
Dividends from net investment income*
Class A	(93,129)	(264)
Class C	(14,333)	(49)
Class Q	(26)	— **
Class Z	(738,649)	(2,125)

	(846,137)	(2,438)

Tax return of capital distributions
Class A	—	(193,151)
Class C	—	(36,091)
Class Q	—	(53)
Class Z	—	(1,553,499)

	—	(1,782,794)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	1,310,260	4,264,777
Net asset value of shares issued in reinvestment of dividends and distributions	831,575	1,752,892
Cost of shares reacquired	(3,466,256)	(3,435,696)

Net increase (decrease) in net assets from Series share transactions	(1,324,421)	2,581,973

Total increase (decrease)	(1,380,430)	3,509,503

Net Assets:
Beginning of period	32,239,880	28,730,377

End of period	$30,859,450	$32,239,880

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
**	Less than $1.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	31

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company and currently consists of six series: Prudential QMA International Equity Fund, Prudential Jennison Global Infrastructure Fund, Prudential Jennison International Opportunities Fund, Prudential Emerging Markets Debt Local Currency Fund, Prudential Jennison Emerging Markets Equity Fund and Prudential Jennison Global Opportunities Fund. These financial statements relate to Prudential Emerging Markets Debt Local Currency Fund (the “Series”). The financial statements of the other series are not presented herein. The Series is non-diversified.

The investment objective of the Series is total return, through a combination of current income and capital appreciation.

Note 1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

32

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price is based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing significant unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that

Prudential Emerging Markets Debt Local Currency Fund	33

Notes to Financial Statements (unaudited) (continued)

unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of

34

the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Series does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Series to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Prudential Emerging Markets Debt Local Currency Fund	35

Notes to Financial Statements (unaudited) (continued)

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Series currently owns or intends to purchase. The Series may also use options to gain additional market exposure. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. OTC options also involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Swap Agreements: The Series entered into interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on investments. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Series are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts

36

recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Series used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund, on behalf of the Series, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Series is held in a segregated account by the Series’ custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Series is segregated by the Series’ custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Series and the applicable counterparty. Collateral requirements are determined based on the Series’ net position with each counterparty. Termination events applicable to the Series may occur upon a decline in the Series’ net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign

Prudential Emerging Markets Debt Local Currency Fund	37

Notes to Financial Statements (unaudited) (continued)

exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Series’ counterparties to elect early termination could impact the Series’ future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2017, the Series has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

38

Dividends and Distributions: The Series expects to pay dividends of net investment income monthly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Series through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Series. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .80% on average daily net assets up to and including $1 billion; .78% on the next $2 billion of average daily net assets; .76% on the next $2 billion of average daily net assets; .75% on the next $5 billion of average daily net assets; and .74% on average daily net assets exceeding $10 billion. The effective management fee rate before any waivers and/or expense reimbursement was .80% for the six months ended April 30, 2017. For the six months ended April 30, 2017, the expense reimbursement exceeded the effective management fee.

PGIM Investments has contractually agreed through February 28, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Series to .88% of the Series’

Prudential Emerging Markets Debt Local Currency Fund	39

Notes to Financial Statements (unaudited) (continued)

average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) who acts as the distributor of the Class A, Class C, Class Q and Class Z shares. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Z shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .25% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Series that it has received $8,069 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2017 it has received $309 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

40

The Series may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities, (excluding short-term investments and U.S. Treasury securities), for the six months ended April 30, 2017, were $24,325,087 and $23,815,892, respectively.

Transactions in options written during the six months ended April 30, 2017, were as follows:

	Notional Amount (000)	Premium
Balance at beginning of period	—	$—
Written options	2,200,000	56,541
Expired options	—	—
Closed options	—	—

Balance at end of period	2,200,000	$56,541

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of April 30, 2017 were as follows:

Tax Basis	$31,471,897

Appreciation	63,874
Depreciation	(1,699,032)

Net Unrealized Depreciation	$(1,635,158)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2016 of approximately $2,737,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Emerging Markets Debt Local Currency Fund	41

Notes to Financial Statements (unaudited) (continued)

Note 6. Capital

The Series offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock. For the six months ended April 30, 2017, no such exchanges were made.

There are 550 million shares of common stock at $.01 par value per share, authorized and divided into five classes, designated Class A, Class C, Class Q, Class Z and Class T common stock, each of which consists of 10 million, 50 million, 50 million, 250 million and 190 million authorized shares, respectively. The Series currently does not have any Class T shares outstanding.

As of April 30, 2017, Prudential, through its affiliates, owned 147 Class Q shares and 3,455,875 Class Z shares of the Series. At reporting period end, two shareholders of record held 84% of the Series’ outstanding shares on behalf of multiple beneficial owners.

42

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2017:
Shares sold	156,750	$969,323
Shares issued in reinvestment of dividends and distributions	13,680	84,486
Shares reacquired	(249,718)	(1,533,026)

Net increase (decrease) in shares outstanding before conversion	(79,288)	(479,217)
Shares issued upon conversion from other share class(es)	32,903	196,502
Shares reacquired upon conversion into other share class(es)	(68,967)	(432,887)

Net increase (decrease) in shares outstanding	(115,352)	$(715,602)

Year ended October 31, 2016:
Shares sold	264,798	$1,692,459
Shares issued in reinvestment of dividends and distributions	26,404	166,092
Shares reacquired	(160,699)	(999,854)

Net increase (decrease) in shares outstanding before conversion	130,503	858,697
Shares reacquired upon conversion into other share class(es)	(24,656)	(157,311)

Net increase (decrease) in shares outstanding	105,847	$701,386

Class C
Six months ended April 30, 2017:
Shares sold	9,801	$63,140
Shares issued in reinvestment of dividends and distributions	2,194	13,643
Shares reacquired	(42,301)	(259,478)

Net increase (decrease) in shares outstanding	(30,306)	$(182,695)

Year ended October 31, 2016:
Shares sold	28,487	$180,763
Shares issued in reinvestment of dividends and distributions	5,373	33,925
Shares reacquired	(24,063)	(148,044)

Net increase (decrease) in shares outstanding	9,797	$66,644

Class Q
Six months ended April 30, 2017:
Shares issued in reinvestment of dividends and distributions	4	$26

Net increase (decrease) in shares outstanding	4	$26

Year ended October 31, 2016:
Shares issued in reinvestment of dividends and distributions	8	$53

Net increase (decrease) in shares outstanding	8	$53

Class Z
Six months ended April 30, 2017:
Shares sold	45,622	$277,797
Shares issued in reinvestment of dividends and distributions	117,356	733,420
Shares reacquired	(267,575)	(1,673,752)

Net increase (decrease) in shares outstanding before conversion	(104,597)	(662,535)
Shares issued upon conversion from other share class(es)	68,274	432,887
Shares reacquired upon conversion into other share class(es)	(32,480)	(196,502)

Net increase (decrease) in shares outstanding	(68,803)	$(426,150)

Year ended October 31, 2016:
Shares sold	373,514	$2,391,555
Shares issued in reinvestment of dividends and distributions	244,902	1,552,822
Shares reacquired	(357,213)	(2,287,798)

Net increase (decrease) in shares outstanding before conversion	261,203	1,656,579
Shares issued upon conversion from other share class(es)	24,432	157,311

Net increase (decrease) in shares outstanding	285,635	$1,813,890

Prudential Emerging Markets Debt Local Currency Fund	43

Notes to Financial Statements (unaudited) (continued)

Note 7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under each SCA is paid is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Series did not utilize the SCA during the six months ended April 30, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Fund’s Board meeting in March, 2017, the Board of Directors approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Series and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

44

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.44		$6.24	$7.92	$8.67	$9.61	$9.36
Income (loss) from investment operations:
Net investment income (loss)	.15		.33	.37	.49	.47	.42
Net realized and unrealized gain (loss) on investment transactions	.01		.23	(1.64)	(.71)	(.76)	.35
Total from investment operations	.16		.56	(1.27)	(.22)	(.29)	.77
Less Dividends and Distributions:
Dividends from net investment income(f)	(.17)		- (e)	(.06)	(.07)	(.30)	(.52)
Distributions from net realized gains	-		-	-	-	(.05)	-
Tax return of capital distributions	-		(.36)	(.35)	(.46)	(.30)	-
Total dividends and distributions	(.17)		(.36)	(.41)	(.53)	(.65)	(.52)
Net asset value, end of period	$6.43		$6.44	$6.24	$7.92	$8.67	$9.61
Total Return(b):	2.61%		9.29%	(16.41)%	(2.47)%	(3.23)%	8.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,244		$3,990	$3,208	$5,991	$10,862	$5,985
Average net assets (000)	$3,396		$3,343	$4,341	$6,701	$12,797	$2,721
Ratios to average net assets(c):
Expenses after advisory fee waivers and/or expense reimbursement	1.13%	(g)	1.28%	1.30% (d)	1.30%	1.30%	1.30%
Expenses before advisory fee waivers and/or expense reimbursement	2.31%	(g)	2.33%	2.39% (d)	2.13%	1.78%	2.09%
Net investment income (loss)	5.01%	(g)	5.20%	5.32% (d)	5.99%	5.07%	4.73%
Portfolio turnover rate	84%	(h)	196%	101%	110%	102%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying fund in which the Series invests.
(d)	Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.
(e)	Less than $.005.
(f)	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	45

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.49		$6.28	$7.97	$8.72	$9.65	$9.41
Income (loss) from investment operations:
Net investment income (loss)	.13		.28	.32	.43	.40	.37
Net realized and unrealized gain (loss) on investment transactions	.02		.25	(1.65)	(.71)	(.75)	.32
Total from investment operations	.15		.53	(1.33)	(.28)	(.35)	.69
Less Dividends and Distributions:
Dividends from net investment income(e)	(.15)		- (d)	(.01)	(.01)	(.23)	(.45)
Distributions from net realized gains	-		-	-	-	(.05)	-
Tax return of capital distributions	-		(.32)	(.35)	(.46)	(.30)	-
Total dividends and distributions	(.15)		(.32)	(.36)	(.47)	(.58)	(.45)
Net asset value, end of period	$6.49		$6.49	$6.28	$7.97	$8.72	$9.65
Total Return(b):	2.36%		8.61%	(17.00)%	(3.21)%	(3.85)%	7.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$591		$787	$701	$927	$1,469	$1,025
Average net assets (000)	$610		$721	$789	$1,207	$1,585	$786
Ratios to average net assets(c):
Expenses after advisory fee waivers and/or expense reimbursement	1.88%	(f)	2.03%	2.05%	2.05%	2.05%	2.05%
Expenses before advisory fee waivers and/or expense reimbursement	3.06%	(f)	3.07%	3.11%	2.82%	2.47%	2.78%
Net investment income (loss)	4.23%	(f)	4.40%	4.52%	5.17%	4.26%	3.89%
Portfolio turnover rate	84%	(g)	196%	101%	110%	102%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying fund in which the Series invests.
(d)	Less than $.005.
(e)	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

46

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.50		$6.30	$7.98	$8.71	$9.66	$9.37
Income (loss) from investment operations:
Net investment income (loss)	.16		.35	.39	.51	.58	.47
Net realized and unrealized gain (loss) on investment transactions	.02		.23	(1.63)	(.69)	(.86)	.37
Total from investment operations	.18		.58	(1.24)	(.18)	(.28)	.84
Less Dividends and Distributions:
Dividends from net investment income(e)	(.18)		- (d)	(.09)	(.09)	(.32)	(.55)
Distributions from net realized gains	-		-	-	-	(.05)	-
Tax return of capital distributions	-		(.38)	(.35)	(.46)	(.30)	-
Total dividends and distributions	(.18)		(.38)	(.44)	(.55)	(.67)	(.55)
Net asset value, end of period	$6.50		$6.50	$6.30	$7.98	$8.71	$9.66
Total Return(b):	2.91%		9.55%	(15.94)%	(1.97)%	(3.06)%	9.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1		$1	$1	$1	$1	$1
Average net assets (000)	$1		$1	$1	$1	$1	$1
Ratios to average net assets(c):
Expenses after advisory fee waivers and/or expense reimbursement	.88%	(f)	1.03%	1.05%	1.05%	1.05%	1.05%
Expenses before advisory fee waivers and/or expense reimbursement	2.02%	(f)	2.06%	2.01%	1.69%	1.39%	1.71%
Net investment income (loss)	5.29%	(f)	5.47%	5.60%	6.17%	6.22%	5.06%
Portfolio turnover rate	84%	(g)	196%	101%	110%	102%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying fund in which the Series invests.
(d)	Less than $.005.
(e)	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	47

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.50		$6.31	$7.98	$8.72	$9.66	$9.37
Income (loss) from investment operations:
Net investment income (loss)	.16		.34	.38	.51	.49	.47
Net realized and unrealized gain (loss) on investment transactions	.03		.23	(1.62)	(.70)	(.76)	.36
Total from investment operations	.19		.57	(1.24)	(.19)	(.27)	.83
Less Dividends and Distributions:
Dividends from net investment income(e)	(.18)		- (d)	(.08)	(.09)	(.32)	(.54)
Distributions from net realized gains	-		-	-	-	(.05)	-
Tax return of capital distributions	-		(.38)	(.35)	(.46)	(.30)	-
Total dividends and distributions	(.18)		(.38)	(.43)	(.55)	(.67)	(.54)
Net asset value, end of period	$6.51		$6.50	$6.31	$7.98	$8.72	$9.66
Total Return(b):	3.01%		9.31%	(15.90)%	(2.12)%	(2.98)%	9.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,024		$27,462	$24,821	$28,578	$31,330	$33,559
Average net assets (000)	$26,098		$25,994	$25,969	$30,288	$35,341	$30,441
Ratios to average net assets(c):
Expenses after advisory fee waivers and/or expense reimbursement	.88%	(f)	1.03%	1.05%	1.05%	1.05%	1.05%
Expenses before advisory fee waivers and/or expense reimbursement	2.04%	(f)	2.06%	2.11%	1.82%	1.49%	1.81%
Net investment income (loss)	5.19%	(f)	5.36%	5.50%	6.14%	5.25%	4.96%
Portfolio turnover rate	84%	(g)	196%	101%	110%	102%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying fund in which the Series invests.
(d)	Less than $.005.
(e)	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

48

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Emerging Markets Debt Local Currency Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL EMERGING MARKETS DEBT LOCAL CURRENCY FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	EMDAX	EMDCX	EMDQX	EMDZX
CUSIP	743969750	743969743	743969735	743969727

MF212E2

PRUDENTIAL JENNISON EMERGING MARKETS EQUITY FUND

SEMIANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Emerging Markets Equity Fund informative and useful. The report covers performance for the six-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Emerging Markets Equity Fund

June 15, 2017

Prudential Jennison Emerging Markets Equity Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/17 (without sales charges)	Average Annual Total Returns as of 4/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	4.82	8.21	–2.92 (9/16/14)
Class C	4.35	12.61	–1.54 (9/16/14)
Class Q	4.90	14.80	–0.56 (9/16/14)
Class Z	4.90	14.80	–0.57 (9/16/14)
MSCI Emerging Markets Index	8.88	19.13	1.11
Lipper Emerging Markets Funds Average	8.63	17.53	0.39

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None	None

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Benchmark Definitions

MSCI Emerging Markets Index—The MSCI Emerging Markets Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

Lipper Emerging Markets Funds Average—The Lipper Emerging Markets Funds Average (Lipper Average) includes funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/17 (%)
Tencent Holdings Ltd., Internet Software & Services	7.3
MercadoLibre, Inc., Internet Software & Services	6.7
Alibaba Group Holding Ltd., Internet Software & Services	5.1
MakeMyTrip Ltd., Internet & Direct Marketing Retail	4.4
Ctrip.com International Ltd., Internet & Direct Marketing Retail	4.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/17 (%)
Internet Software & Services	21.8
Internet & Direct Marketing Retail	11.7
Banks	8.8
Automobiles	5.7
Health Care Providers & Services	5.6

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison Emerging Markets Equity Fund	5

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

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paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Emerging Markets Equity Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,048.20	1.45%	$7.36
	Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25
Class C	Actual	$1,000.00	$1,043.50	2.20%	$11.15
	Hypothetical	$1,000.00	$1,013.88	2.20%	$10.99
Class Q	Actual	$1,000.00	$1,049.00	1.20%	$6.10
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Class Z	Actual	$1,000.00	$1,049.00	1.20%	$6.10
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Jennison Emerging Markets Equity Fund	7

Schedule of Investments (unaudited)

as of April 30, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 93.7%

COMMON STOCKS 89.4%

Argentina 6.7%
MercadoLibre, Inc.	3,654	$836,437

Brazil 6.5%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	38,368	228,826
Lojas Renner SA	27,327	253,981
Raia Drogasil SA	15,398	326,050

		808,857

Chile 3.1%
Sociedad Quimica y Minera de Chile SA, ADR	11,008	391,334

China 24.2%
Alibaba Group Holding Ltd., ADR*(a)	5,561	642,295
Baidu, Inc., ADR*	1,894	341,356
China Biologic Products, Inc.*	1,743	205,674
Ctrip.com International Ltd., ADR*	10,698	540,356
JD.com, Inc., ADR*	10,994	385,560
Tencent Holdings Ltd.	29,332	919,069

		3,034,310

Hong Kong 1.2%
Sands China Ltd.	33,539	151,903

India 18.9%
Ashok Leyland Ltd.	166,555	221,036
Asian Paints Ltd.	12,586	219,377
Biocon Ltd.*	16,535	283,246
Eicher Motors Ltd.*	590	238,796
Godrej Consumer Products Ltd.	10,065	272,457
HDFC Bank Ltd., ADR	3,037	241,776
MakeMyTrip Ltd.*	14,218	545,971
Maruti Suzuki India Ltd.	3,441	348,763

		2,371,422

Indonesia 9.6%
Astra International Tbk PT	542,085	363,301
Bank Rakyat Indonesia Persero Tbk PT	273,374	264,052
Matahari Department Store Tbk PT	197,075	215,346
Mitra Adiperkasa Tbk PT*	467,654	221,683
Mitra Keluarga Karyasehat Tbk PT	703,505	133,960

		1,198,342

See Notes to Financial Statements.

Prudential Jennison Emerging Markets Equity Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Malaysia 1.4%
IHH Healthcare Bhd	124,306	$176,871

Mexico 2.9%
Arca Continental SAB de CV*	49,817	366,325

Peru 1.3%
Credicorp Ltd.	1,026	157,655

Philippines 1.6%
Universal Robina Corp.	58,924	202,774

Russia 3.4%
Sberbank of Russia PJSC, ADR	16,976	201,845
X5 Retail Group NV, RegS, GDR*	6,542	228,925

		430,770

Taiwan 4.9%
Cathay Financial Holding Co. Ltd.	172,000	275,650
Largan Precision Co. Ltd.	2,000	332,139

		607,789

Thailand 3.7%
Bangkok Dusit Medical Services PCL	285,370	167,369
CP ALL PCL	166,554	293,720

		461,089

TOTAL COMMON STOCKS (cost $8,904,093)		11,195,878

PREFERRED STOCKS 4.3%

Brazil
Itau Unibanco Holding SA (PRFC)	19,350	239,220
Petroleo Brasileiro SA (PRFC)*	66,986	293,138

TOTAL PREFERRED STOCKS (cost $541,495)		532,358

TOTAL LONG-TERM INVESTMENTS (cost $9,445,588)		11,728,236

See Notes to Financial Statements.

10

Description	Shares	Value
SHORT-TERM INVESTMENTS 11.3%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(b)	766,757	$766,757
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $648,348; includes $647,900 cash collateral for securities on loan)(b)(c)	648,219	648,348

TOTAL SHORT-TERM INVESTMENTS (cost $1,415,105)		1,415,105

TOTAL INVESTMENTS 105.0% (cost $10,860,693)		13,143,341
Liabilities in excess of other assets (5.0)%		(624,447)

NET ASSETS 100.0%		$12,518,894

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

PRFC—Preference Shares

LIBOR—London Interbank Offered Rate

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $635,250; cash collateral of $647,900 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Jennison Emerging Markets Equity Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$836,437	$—	$—
Brazil	808,857	—	—
Chile	391,334	—	—
China	2,115,241	919,069	—
Hong Kong	—	151,903	—
India	1,070,993	1,300,429	—
Indonesia	—	1,198,342	—
Malaysia	—	176,871	—
Mexico	366,325	—	—
Peru	157,655	—	—
Philippines	—	202,774	—
Russia	430,770	—	—
Taiwan	—	607,789	—
Thailand	461,089	—	—
Preferred Stocks
Brazil	532,358	—	—
Affiliated Mutual Funds	1,415,105	—	—

Total	$8,586,164	$4,557,177	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2017 were as follows:

Internet Software & Services	21.8%
Internet & Direct Marketing Retail	11.7
Affiliated Mutual Funds (including 5.2% of collateral for securities on loan)	11.3
Banks	8.8
Automobiles	5.7
Health Care Providers & Services	5.6
Multiline Retail	5.6
Food & Staples Retailing	5.0
Chemicals	4.8
Biotechnology	4.0
Machinery	3.7
Beverages	2.9
Electronic Equipment, Instruments & Components	2.7%
Oil, Gas & Consumable Fuels	2.4
Insurance	2.2
Personal Products	2.2
Capital Markets	1.8
Food Products	1.6
Hotels, Restaurants & Leisure	1.2

105.0
Liabilities in excess of other assets	(5.0)

100.0%

See Notes to Financial Statements.

12

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Series invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Series did not hold any derivative instruments as of April 30, 2017, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)
Equity contracts	$7,617

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(2)
Equity contracts	$(6,239)

(1)	Included in net realized gain (loss) on investments transactions in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross amounts of recognized assets(1)	Collateral Pledged(2)	Net Amount
Securities on Loan	$635,250	$(635,250)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Jennison Emerging Markets Equity Fund	13

Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value, including securities on loan of $635,250:
Unaffiliated investments (cost $9,445,588)	$11,728,236
Affiliated investments (cost $1,415,105)	1,415,105
Receivable for Series shares sold	100,120
Dividends and interest receivable	12,429
Receivable from advisor	6,047
Prepaid expenses	275

Total assets	13,262,212

Liabilities
Payable to broker for collateral for securities on loan	647,900
Accrued expenses	52,632
Payable for Series shares reacquired	29,327
Foreign capital gains tax liability	11,954
Distribution fee payable	864
Affiliated transfer agent fee payable	641

Total liabilities	743,318

Net Assets	$12,518,894

Net assets were comprised of:
Common stock, at par	$12,743
Paid-in capital in excess of par	12,478,893

12,491,636
Accumulated net investment loss	(44,413)
Accumulated net realized loss on investment and foreign currency transactions	(2,199,089)
Net unrealized appreciation on investments and foreign currencies	2,270,760

Net assets, April 30, 2017	$12,518,894

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($1,390,183 ÷ 142,041 shares of common stock issued and outstanding)	$9.79
Maximum sales charge (5.50% of offering price)	0.57

Maximum offering price to public	$10.36

Class C
Net asset value, offering price and redemption price per share,
($769,350 ÷ 80,136 shares of common stock issued and outstanding)	$9.60

Class Q
Net asset value, offering price and redemption price per share, ($9,861,259 ÷ 1,001,515 shares of common stock issued and outstanding)	$9.85

Class Z
Net asset value, offering price and redemption price per share, ($498,102 ÷ 50,585 shares of common stock issued and outstanding)	$9.85

See Notes to Financial Statements.

Prudential Jennison Emerging Markets Equity Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $5,929)	$40,469
Income from securities lending, net (including affiliated income of $569)	1,801
Affiliated dividend income	1,664

Total income	43,934

Expenses
Management fee	57,056
Distribution fee—Class A	1,374
Distribution fee—Class C	3,505
Custodian and accounting fees	31,000
Registration fees	29,000
Audit fee	15,000
Shareholders’ reports	11,000
Legal fees and expenses	8,000
Directors’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,500)	2,000
Miscellaneous	7,077

Total expenses	170,012
Less: Management fee waiver and/or expense reimbursement	(99,925)
Less: Distribution fee waiver-Class A	(229)

Net expenses	69,858

Net investment income (loss)	(25,924)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $156)	(72,893)
Foreign currency transactions	(961)

(73,854)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of ($153)) (net of change in foreign capital gains taxes $(11,954))	671,383
Foreign currencies	(49)

671,334

Net gain (loss) on investment and foreign currency transactions	597,480

Net Increase (Decrease) In Net Assets Resulting From Operations	$571,556

See Notes to Financial Statements.

16

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(25,924)	$(36,576)
Net realized gain (loss) on investment and foreign currency transactions	(73,854)	(1,054,244)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	671,334	1,752,198

Net increase (decrease) in net assets resulting from operations	571,556	661,378

Series share transactions (Net of share conversions)
Net proceeds from shares sold	1,228,379	1,120,407
Cost of shares reacquired	(471,153)	(464,853)

Net increase (decrease) in net assets from Series share transactions	757,226	655,554

Total increase (decrease)	1,328,782	1,316,932

Net Assets:
Beginning of period	11,190,112	9,873,180

End of period	$12,518,894	$11,190,112

See Notes to Financial Statements.

Prudential Jennison Emerging Markets Equity Fund	17

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company and currently consists of six series: Prudential Jennison Emerging Markets Equity Fund, (the “Series”), Prudential Jennison Global Infrastructure Fund, Prudential QMA International Equity Fund, Prudential Emerging Markets Debt Local Currency Fund, Prudential Jennison Global Opportunities Fund and Prudential Jennison International Opportunities Fund. These financial statements relate to Prudential Jennison Emerging Markets Equity Fund. The financial statements of the other series are not presented herein.

The investment objective of the Series is to seek long-term growth of capital.

Note 1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of their financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security

18

principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those

Prudential Jennison Emerging Markets Equity Fund	19

Notes to Financial Statements (unaudited) (continued)

that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) Purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Series does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations: such amounts are included in net realized gain (loss) on foreign currency transactions.

Additionally net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, forward currency contracts disposition of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than

20

investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt

Prudential Jennison Emerging Markets Equity Fund	21

Notes to Financial Statements (unaudited) (continued)

securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Warrants and Rights: The Series may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Series until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board’s approved fair valuation procedures.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid in capital in excess of par, as appropriate.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The

22

subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of 1.05% of the Series’ average daily net assets up to $5 billion and 1.025% of the Series’ average daily net assets in excess of $5 billion. For the six months ended April 30, 2017, the effective management fee rate before any waivers and/or expense reimbursement was 1.05% and the waivers and/or expense reimbursements exceeded the effective management fee rate.

PGIM Investments has contractually agreed through February 28, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to 1.20% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q shares and Class Z shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fee to .25% of the average daily net assets of the Class A shares through February 28, 2018.

PIMS has advised the Series that it received $8,348 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2017, it has received $12 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Investments PGIM, Inc., PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential Jennison Emerging Markets Equity Fund	23

Notes to Financial Statements (unaudited) (continued)

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, whollyowned subsidiary of Prudential, serves as the Series’ transfer agent. The Transfer agent’s fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Series may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended April 30, 2017, PGIM, Inc., was compensated $301 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of investment securities, (excluding short-term investments and U.S. Treasury securities), for the six months ended April 30, 2017 were $4,738,656 and $4,377,849, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2017 were as follows:

Tax Basis	$10,860,693

Appreciation	2,417,177
Depreciation	(134,529)

Net Unrealized Appreciation	$2,282,648

24

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2016 of approximately $2,125,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Series elected to treat certain late-year ordinary losses of approximately $18,000 as having been incurred in the following fiscal year (October 31, 2017).

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class C, Class Q and Class Z shares. Class A shares are subject to a maximum front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% during the first 12 months from the date of purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock. There are 865 million authorized shares of $.01 par value common stock, divided into four classes, designated Class A, Class C, Class Q, Class Z and Class T common stock, each of which consists of 25 million, 65 million, 250 million, 300 million and 225 million authorized shares, respectively. The Series currently does not have any Class T shares outstanding.

As of April 30, 2017, Prudential, through its affiliates, owned 1,000 shares of Class A, 1,000 shares of Class C, 1,001,515 shares of Class Q and 1,000 shares of Class Z. At reporting period end, two shareholders of record held 85% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Prudential Jennison Emerging Markets Equity Fund	25

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2017:
Shares sold	75,209	$694,725
Shares reacquired	(26,166)	(229,968)

Net increase (decrease) in shares outstanding	49,043	$464,757

Year ended October 31, 2016:
Shares sold	73,952	$650,175
Shares reacquired	(13,892)	(121,759)

Net increase (decrease) in shares outstanding	60,060	$528,416
Shares reacquired upon conversion into other share class(es)	(2,403)	(21,648)

Net increase (decrease) in shares outstanding	57,657	$506,768

Class C
Six months ended April 30, 2017:
Shares sold	9,420	$87,751
Shares reacquired	(9,023)	(84,289)

Net increase (decrease) in shares outstanding	397	$3,462

Year ended October 31, 2016:
Shares sold	18,264	$163,648
Shares reacquired	(14,302)	(127,007)

Net increase (decrease) in shares outstanding	3,962	$36,641

Class Q
Six months ended April 30, 2017:
Shares sold	—	$—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	—	—

Year ended October 31, 2016:
Shares sold	—	$—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	—	$—

Class Z
Six months ended April 30, 2017:
Shares sold	48,142	$445,903
Shares reacquired	(17,039)	(156,896)

Net increase (decrease) in shares outstanding	31,103	$289,007

Year ended October 31, 2016:
Shares sold	34,206	$306,584
Shares reacquired	(23,906)	(216,087)

Net increase (decrease) in shares outstanding	10,300	$90,497
Shares issued upon conversion from other share class(es)	2,400	21,648

Net increase (decrease) in shares outstanding	12,700	$112,145

26

Note 7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. For the SCA, the Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under each SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the six months ended April 30, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Fund’s Board meeting in March, 2017, the Board of Directors approved a change in the methodology of allocating certain expenses, like Transfer Agent Fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Series and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

Prudential Jennison Emerging Markets Equity Fund	27

Financial Highlights

Class A Shares
	Six Months Ended April 30,	Year Ended October 31,		September 16, 2014(b) through October 31,
	2017	2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.34	$8.81	$10.09	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.03)	(.04)	(.04)	(.01)
Net realized and unrealized gain (loss) on investments	.48	.57	(1.24)	.10
Total from investment operations	.45	.53	(1.28)	.09
Net asset value, end of period	$9.79	$9.34	$8.81	$10.09
Total Return(a)	4.82%	6.02%	(12.69)%	.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,390	$869	$311	$18
Average net assets (000)	$924	$528	$208	$15
Ratios to average net assets(d):
Expenses after waiver and/or expense reimbursement	1.45%(e)	1.45%	1.54%	1.55%	(e)
Expenses before waiver and/or expense reimbursement	3.54%(e)	3.87%	3.40%	14.06%	(e)
Net investment loss	(.63%)(e)	(.49)%	(.48)%	(.93)%	(e)
Portfolio turnover rate	41%(f)	44%	67%	15%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

28

Class C Shares
	Six Months Ended April 30,	Year Ended October 31,		September 16, 2014(b) through October 31,
	2017	2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.20	$8.74	$10.08	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.06)	(.11)	(.13)	(.02)
Net realized and unrealized gain (loss) on investments	.46	.57	(1.21)	.10
Total from investment operations	.40	.46	(1.34)	.08
Net asset value, end of period	$9.60	$9.20	$8.74	$10.08
Total Return(a)	4.35%	5.26%	(13.29)%	.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$769	$734	$662	$501
Average net assets (000)	$707	$672	$699	$296
Ratios to average net assets(d):
Expenses after waiver and/or expense reimbursement	2.20%(e)	2.20%	2.29%	2.30%	(e)
Expenses before waiver and/or expense reimbursement	4.25%(e)	4.62%	4.12%	15.19%	(e)
Net investment loss	(1.39%)(e)	(1.29)%	(1.36)%	(1.79)%	(e)
Portfolio turnover rate	41%(f)	44%	67%	15%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Emerging Markets Equity Fund	29

Financial Highlights (continued)

Class Q Shares
	Six Months Ended April 30,	Year Ended October 31,		September 16, 2014(b) through October 31,
	2017	2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.39	$8.83	$10.09	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.02)	(.03)	(.04)	(.01)
Net realized and unrealized gain (loss) on investments	.48	.59	(1.21)	.10
Total from investment operations	.46	.56	(1.25)	.09
Less Dividends:
Dividends from net investment income	-	-	(.01)	-
Net asset value, end of period	$9.85	$9.39	$8.83	$10.09
Total Return(a)	4.90%	6.34%	(12.44)%	.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,861	$9,404	$8,840	$10,101
Average net assets (000)	$9,078	$8,722	$9,518	$9,785
Ratios to average net assets(d):
Expenses after waiver and/or expense reimbursement	1.20%(e)	1.20%	1.29%	1.30%	(e)
Expenses before waiver and/or expense reimbursement	3.00%(e)	3.13%	2.91%	13.37%	(e)
Net investment loss	(.39%)(e)	(.29)%	(.40)%	(.68)%	(e)
Portfolio turnover rate	41%(f)	44%	67%	15%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

30

Class Z Shares
	Six Months Ended April 30,	Year Ended October 31,		September 16, 2014(b) through October 31,
	2017	2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.39	$8.82	$10.09	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.02)	(.03)	(.04)	(.01)
Net realized and unrealized gain (loss) on investments	.48	.60	(1.23)	.10
Total from investment operations	.46	.57	(1.27)	.09
Net asset value, end of period	$9.85	$9.39	$8.82	$10.09
Total Return(a)	4.90%	6.46%	(12.59)%	.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$498	$183	$60	$10
Average net assets (000)	$249	$102	$17	$10
Ratios to average net assets(d):
Expenses after waiver and/or expense reimbursement	1.20%(e)	1.20%	1.29%	1.30%	(e)
Expenses before waiver and/or expense reimbursement	3.26%(e)	3.55%	3.48%	13.51%	(e)
Net investment loss	(.40%)(e)	(.31)%	(.44)%	(.67)%	(e)
Portfolio turnover rate	41%(f)	44%	67%	15%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Emerging Markets Equity Fund	31

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Emerging Markets Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON EMERGING MARKETS EQUITY FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PDEAX	PDECX	PDEQX	PDEZX
CUSIP	743969644	743969636	743969628	743969610

MF225E2

PRUDENTIAL JENNISON GLOBAL OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Global Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Global Opportunities Fund

June 15, 2017

Prudential Jennison Global Opportunities Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/17 (without sales charges)	Average Annual Total Returns as of 4/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	15.79	15.76	10.36	10.34 (3/14/12)
Class C	15.40	20.56	10.79	10.72 (3/14/12)
Class Q	16.05	22.94	N/A	10.20 (12/22/14)
Class Z	15.94	22.75	11.89	11.83 (3/14/12)
MSCI ACWI ND Index	11.76	15.14	8.96	—
Lipper Global Multi-Cap Growth Funds Average	12.10	15.24	9.12	—

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None	None

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Benchmark Definitions

MSCI ACWI ND Index—The Morgan Stanley Capital International All Country World Net Dividend Index (MSCI ACWI ND Index) is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ND Index consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. The ND version of the MSCI ACWI Index reflects the impact of the maximum withholding taxes on reinvested dividends. The average annual total return for the Index measured from the month-end closest to the inception date through 4/30/17 is 8.56% for Class A, Class C, and Class Z shares and 5.91% for Class Q shares.

Lipper Global Multi-Cap Growth Funds Average—The Lipper Global Multi-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Multi-Cap Growth Funds universe for the periods noted. Funds in the Lipper Average are funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index. The average annual total return for the Lipper Average measured from the month-end closest to the inception date through 4/30/17 is 8.88% for Class A, Class C, and Class Z shares and 5.81% for Class Q shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/17 (%)
Tencent Holdings Ltd., Internet Software & Services	6.2
Amazon.com, Inc., Internet & Direct Marketing Retail	5.5
adidas AG, Textiles, Apparel & Luxury Goods	5.3
Alibaba Group Holding Ltd., Internet Software & Services	5.2
Facebook, Inc., Internet Software & Services	4.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/17 (%)
Internet Software & Services	23.7
Textiles, Apparel & Luxury Goods	13.1
Internet & Direct Marketing Retail	10.2
Semiconductors & Semiconductor Equipment	5.4
Specialty Retail	5.0

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison Global Opportunities Fund	5

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

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Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Global Opportunities Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,157.90	1.21%	$6.47
	Hypothetical	$1,000.00	$1,018.79	1.21%	$6.06
Class C	Actual	$1,000.00	$1,154.00	1.96%	$10.47
	Hypothetical	$1,000.00	$1,015.08	1.96%	$9.79
Class Q	Actual	$1,000.00	$1,160.50	0.84%	$4.50
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21
Class Z	Actual	$1,000.00	$1,159.40	0.96%	$5.14
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Jennison Global Opportunities Fund	7

Schedule of Investments (unaudited)

as of April 30, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 98.7%

COMMON STOCKS 97.5%

Argentina 3.5%
MercadoLibre, Inc.	44,768	$10,247,843

Brazil 2.1%
Raia Drogasil SA	288,987	6,119,253

China 13.1%
Alibaba Group Holding Ltd., ADR*(a)	131,120	15,144,360
Baidu, Inc., ADR*	28,661	5,165,572
Tencent Holdings Ltd.	576,787	18,072,663

		38,382,595

France 5.9%
Kering	31,629	9,803,677
LVMH Moet Hennessy Louis Vuitton SE	30,710	7,581,351

		17,385,028

Germany 5.3%
adidas AG	76,992	15,436,038

India 2.1%
HDFC Bank Ltd., ADR	75,689	6,025,601

Japan 2.1%
Keyence Corp.	15,465	6,217,147

Netherlands 2.2%
ASML Holding NV	49,441	6,537,554

Spain 3.6%
Industria de Diseno Textil SA(a)	279,301	10,703,156

Thailand 2.2%
CP ALL PCL	3,659,452	6,455,220

United Kingdom 5.6%
Ashtead Group PLC	289,948	6,116,738
ASOS PLC*	55,742	4,201,238
St. James’s Place PLC	417,301	6,202,505

		16,520,481

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

United States 49.8%
Activision Blizzard, Inc.	68,589	$3,583,775
Albemarle Corp.	69,359	7,553,889
Alphabet, Inc. (Class A Stock)*	10,121	9,357,067
Amazon.com, Inc.*	17,471	16,160,500
Apple, Inc.	42,123	6,050,969
BioMarin Pharmaceutical, Inc.*	60,437	5,792,282
Broadcom Ltd.	41,967	9,266,733
Celgene Corp.*	19,165	2,377,418
Charter Communications, Inc. (Class A Stock)*	25,858	8,925,147
Facebook, Inc. (Class A Stock)*	80,275	12,061,319
Goldman Sachs Group, Inc. (The)	32,516	7,277,081
Halliburton Co.	118,273	5,426,365
Illumina, Inc.*	32,736	6,051,577
Mastercard, Inc. (Class A Stock)	92,316	10,738,197
Netflix, Inc.*	62,215	9,469,123
NIKE, Inc. (Class B Stock)	102,018	5,652,817
Parker-Hannifin Corp.	42,362	6,811,810
Tesla, Inc.*(a)	26,215	8,233,345
Ulta Beauty, Inc.*	14,670	4,128,725
Vertex Pharmaceuticals, Inc.*	12,165	1,439,120

		146,357,259

TOTAL COMMON STOCKS (cost $215,236,109)		286,387,175

PREFERRED STOCK 1.2%

Brazil
Itau Unibanco Holding SA (PRFC) (cost $3,956,038)	293,636	3,630,150

TOTAL LONG-TERM INVESTMENTS (cost $219,192,147)		290,017,325

SHORT-TERM INVESTMENTS 10.5%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(b)	4,089,300	4,089,300
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $26,780,516; includes $26,761,790 of cash collateral for securities on loan)(b)(c)	26,776,553	26,781,909

TOTAL SHORT-TERM INVESTMENTS (cost $30,869,816)		30,871,209

TOTAL INVESTMENTS 109.2% (cost $250,061,963)		320,888,534
Liabilities in excess of other assets (9.2)%		(27,123,213)

NET ASSETS 100.0%		$293,765,321

See Notes to Financial Statements.

10

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,329,018; cash collateral of $26,761,790 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$10,247,843	$—	$—
Brazil	6,119,253	—	—
China	20,309,932	18,072,663	—
France	—	17,385,028	—
Germany	—	15,436,038	—
India	6,025,601	—	—
Japan	—	6,217,147	—
Netherlands	—	6,537,554	—
Spain	—	10,703,156	—
Thailand	—	6,455,220	—
United Kingdom	—	16,520,481	—
United States	146,357,259	—	—
Preferred Stock
Brazil	3,630,150	—	—
Affiliated Mutual Funds	30,871,209	—	—

Total	$223,561,247	$97,327,287	$—

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2017 were as follows:

Internet Software & Services	23.7%
Textiles, Apparel & Luxury Goods	13.1
Affiliated Mutual Funds (including 9.1% of collateral for securities on loan)	10.5
Internet & Direct Marketing Retail	10.2
Semiconductors & Semiconductor Equipment	5.4
Specialty Retail	5.0
Food & Staples Retailing	4.3
IT Services	3.7
Banks	3.3
Biotechnology	3.3
Media	3.0
Automobiles	2.8
Chemicals	2.6
Capital Markets	2.5%
Machinery	2.3
Electronic Equipment, Instruments & Components	2.1
Insurance	2.1
Trading Companies & Distributors	2.1
Life Sciences Tools & Services	2.1
Technology Hardware, Storage & Peripherals	2.1
Energy Equipment & Services	1.8
Software	1.2

109.2
Liabilities in excess of other assets	(9.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Pledged(2)	Net Amount
Securities on Loan	$26,329,018	$(26,329,018)	$ —

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

12

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value, including securities on loan of $26,329,018:
Unaffiliated investments (cost $219,192,147)	$290,017,325
Affiliated investments (cost $30,869,816)	30,871,209
Receivable for investments sold	6,225,693
Receivable for Series shares sold	928,068
Dividends receivable	428,353
Tax reclaim receivable	56,599
Prepaid expenses	926

Total Assets	328,528,173

Liabilities
Payable to broker for collateral for securities on loan	26,761,790
Payable for Series shares reacquired	5,535,251
Payable for investments purchased	2,089,092
Management fee payable	166,195
Accrued expenses and other liabilities	149,907
Distribution fee payable	52,048
Affiliated transfer agent fee payable	8,569

Total Liabilities	34,762,852

Net Assets	$293,765,321

Net assets were comprised of:
Common stock, at par	$167,381
Paid-in capital in excess of par	249,068,233

249,235,614
Accumulated net investment loss	(1,257,757)
Accumulated net realized loss on investment and foreign currency transactions	(25,041,359)
Net unrealized appreciation on investments and foreign currencies	70,828,823

Net assets, April 30, 2017	$293,765,321

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share ($55,229,309 ÷ 3,149,727 shares of common stock issued and outstanding)	$17.53
Maximum sales charge (5.50% of offering price)	1.02

Maximum offering price to public	$18.55

Class C
Net asset value, offering price and redemption price per share
($51,762,010 ÷ 3,069,586 shares of common stock issued and outstanding)	$16.86

Class Q
Net asset value, offering price and redemption price per share
($10,359,021 ÷ 582,170 shares of common stock issued and outstanding)	$17.79

Class Z
Net asset value, offering price and redemption price per share
($176,414,981 ÷ 9,936,592 shares of common stock issued and outstanding)	$17.75

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $53,380)	$999,382
Income from securities lending, net (including affiliated income of $11,417)	41,093
Affiliated dividend income	15,812

Total income	1,056,287

Expenses
Management fee	1,089,779
Distribution fee—Class A	105,475
Distribution fee—Class C	235,258
Transfer agent’s fees and expenses (including affiliated expense of $25,100)	150,000
Custodian and accounting fees	76,000
Registration fees	43,000
Shareholders’ reports	20,000
Audit fee	13,000
Legal fees and expenses	10,000
Directors’ fees	7,000
Loan interest expense	1,183
Miscellaneous	15,647

Total expenses	1,766,342
Less: Expense reimbursement	(164,811)
Distribution fee waiver—Class A	(17,582)

Net expenses	1,583,949

Net investment income (loss)	(527,662)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $429)	4,651,913
Foreign currency transactions	(12,808)

4,639,105

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,393)	35,896,403
Foreign currencies	3,827

35,900,230

Net gain (loss) on investment and foreign currency transactions	40,539,335

Net Increase (Decrease) In Net Assets Resulting From Operations	$40,011,673

See Notes to Financial Statements.

16

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(527,662)	$(939,509)
Net realized gain (loss) on investment and foreign currency transactions	4,639,105	(26,490,892)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	35,900,230	12,316,327

Net increase (decrease) in net assets resulting from operations	40,011,673	(15,114,074)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	65,405,245	270,276,394
Cost of shares reacquired	(76,351,120)	(196,305,393)

Net increase (decrease) in net assets from Series share transactions	(10,945,875)	73,971,001

Total increase (decrease)	29,065,798	58,856,927

Net Assets:
Beginning of period	264,699,523	205,842,596

End of period	$293,765,321	$264,699,523

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	17

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company, and currently consists of six investment portfolios: Prudential Jennison Global Opportunities Fund (the “Series”), Prudential Jennison Global Infrastructure Fund, Prudential QMA International Equity Fund, Prudential Jennison International Opportunities Fund, Prudential Jennison Emerging Markets Equity Fund and Prudential Emerging Markets Debt Local Currency Fund. These financial statements relate to Prudential Jennison Global Opportunities Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on March 14, 2012. The Series is diversified and its investment objective is to seek long-term growth of capital.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security

18

principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities

Prudential Jennison Global Opportunities Fund	19

Notes to Financial Statements (unaudited) (continued)

are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

20

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements: The Series may be subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Prudential Jennison Global Opportunities Fund	21

Notes to Financial Statements (unaudited) (continued)

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .825% of the Series’ average daily net assets up to $1 billion and .80% of

22

such assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was .825% for the six months ended April 30, 2017. The effective management fee rate, net of waivers and/or expense reimbursement, was .700%.

PGIM Investments has contractually agreed through February 28, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses, such as dividend, broker charges and interest expense on short sales) of each class of shares of the Series to .84% of the Series’ average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through February 28, 2018.

PIMS has advised the Series that it has received $86,900 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2017 it has received $6,336 in contingent deferred sales charges imposed upon redemption by certain Class C shareholders.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Jennison Global Opportunities Fund	23

Notes to Financial Statements (unaudited) (continued)

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Series may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended April 30, 2017, PGIM, Inc., an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, was compensated $7,934 for managing the Series’ securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended April 30, 2017 were $123,364,873 and $135,500,996, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2017 were as follows:

Tax Basis	$252,264,243

Appreciation	70,151,578
Depreciation	(1,527,287)

Net Unrealized Appreciation	$68,624,291

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2016 of approximately $27,478,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

24

The Series elected to treat certain late-year ordinary income losses of approximately $723,000 as having been incurred in the following fiscal year (October 31, 2017).

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class C, Class Q and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefits plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

There are 725 million shares of common stock, at $.01 par value per share, authorized and divided into 5 classes, designated Class A, Class C, Class Q, Class T and Class Z common stock, each of which consists of 25 million, 65 million, 200 million, 235 million and 200 million shares, respectively. The Series currently does not have any Class T shares outstanding.

As of April 30, 2017, Prudential through its affiliates, owned 707 Class Q shares of the Series. At reporting period end, five shareholders of record held 59% of the Series’ outstanding shares.

Prudential Jennison Global Opportunities Fund	25

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2017:
Shares sold	486,888	$7,675,603
Shares reacquired	(1,424,817)	(22,305,363)

Net increase (decrease) in shares outstanding before conversion	(937,929)	(14,629,760)
Shares issued upon conversion from other share class(es)	19,004	305,057
Shares reacquired upon conversion into other share class(es)	(1,848,670)	(29,216,237)

Net increase (decrease) in shares outstanding	(2,767,595)	$(43,540,940)

Year ended October 31, 2016:
Shares sold	4,917,603	$74,099,622
Shares reacquired	(3,588,967)	(52,198,226)

Net increase (decrease) in shares outstanding before conversion	1,328,636	21,901,396
Shares issued upon conversion from other share class(es)	72,822	1,078,878
Shares reacquired upon conversion into other share class(es)	(221,310)	(3,302,153)

Net increase (decrease) in shares outstanding	1,180,148	$19,678,121

Class C
Six months ended April 30, 2017:
Shares sold	387,776	$5,980,104
Shares reacquired	(830,737)	(12,209,172)

Net increase (decrease) in shares outstanding before conversion	(442,961)	(6,229,068)
Shares reacquired upon conversion into other share class(es)	(62,760)	(935,482)

Net increase (decrease) in shares outstanding	(505,721)	$(7,164,550)

Year ended October 31, 2016:
Shares sold	2,729,452	$40,204,884
Shares reacquired	(1,010,034)	(14,223,430)

Net increase (decrease) in shares outstanding before conversion	1,719,418	25,981,454
Shares reacquired upon conversion into other share class(es)	(50,695)	(759,086)

Net increase (decrease) in shares outstanding	1,668,723	$25,222,368

Class Q
Six months ended April 30, 2017:
Shares sold	19,441	$325,075
Shares reacquired	(2,503)	(42,233)

Net increase (decrease) in shares outstanding before conversion	16,938	282,842
Shares issued upon conversion from other share class(es)	1,321	22,025

Net increase (decrease) in shares outstanding	18,259	$304,867

Year ended October 31, 2016:
Shares sold	563,204	$9,000,000

Net increase (decrease) in shares outstanding	563,204	$9,000,000

26

Class Z	Shares	Amount
Six months ended April 30, 2017:
Shares sold	3,296,078	$51,424,463
Shares reacquired	(2,687,384)	(41,794,352)

Net increase (decrease) in shares outstanding before conversion	608,694	9,630,111
Shares issued upon conversion from other share class(es)	1,884,924	30,122,361
Shares reacquired upon conversion into other share class(es)	(18,319)	(297,724)

Net increase (decrease) in shares outstanding	2,475,299	$39,454,748

Year ended October 31, 2016:
Shares sold	9,732,772	$146,971,888
Shares reacquired	(8,986,305)	(129,883,737)

Net increase (decrease) in shares outstanding before conversion	746,467	17,088,151
Shares issued upon conversion from other shares class(es)	247,411	3,745,581
Shares reacquired upon conversion into other share class(es)	(51,894)	(763,220)

Net increase (decrease) in shares outstanding	941,984	$20,070,512

Note 7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Series utilized the SCA during the six months ended April 30, 2017. The average daily balance for the 19 days the Series had loans outstanding during the period was $1,124,053 borrowed at a weighted average interest rate of 1.99%. The maximum loan balance outstanding during the period was $3,835,000. At April 30, 2017, the Series did not have an outstanding loan balance.

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance

Prudential Jennison Global Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Fund’s Board meeting in March, 2017, the Board of Directors approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Series and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

28

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,				March 14, 2012(a) through October 31,
	2017(b)		2016(b)	2015(b)	2014(b)	2013(b)	2012
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.14		$15.63	$14.08	$12.94	$9.86	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.04)		(.05)	(.09)	(.11)	(.06)	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.43		(.44)	1.64	1.25	3.14	(.12)
Total from investment operations	2.39		(.49)	1.55	1.14	3.08	(.14)
Net asset value, end of period	$17.53		$15.14	$15.63	$14.08	$12.94	$9.86
Total Return(c):	15.79%		(3.13)%	11.01%	8.81%	31.24%	(1.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$55,229		$89,579	$74,049	$21,150	$10,035	$3,898
Average net assets (000)	$70,911		$100,220	$36,635	$19,352	$4,982	$2,967
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.21%	(e)	1.20%	1.38%	1.60%	1.60%	1.60%	(e)
Expenses before waivers and/or expense reimbursement	1.38%	(e)	1.36%	1.56%	1.71%	2.19%	3.10%	(e)
Net investment income (loss)	(.49)%	(e)	(.31)%	(.63)%	(.78)%	(.54)%	(.30)%	(e)
Portfolio turnover rate	47%	(f)	88%	58%	68%	70%	48%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the underlying fund in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	29

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,				March 14, 2012(a) through October 31,
	2017(b)		2016(b)	2015(b)	2014(b)	2013(b)	2012
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$14.61		$15.20	$13.79	$12.77	$9.81	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.09)		(.15)	(.20)	(.21)	(.14)	(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.34		(.44)	1.61	1.23	3.10	(.13)
Total from investment operations	2.25		(.59)	1.41	1.02	2.96	(.19)
Net asset value, end of period	$16.86		$14.61	$15.20	$13.79	$12.77	$9.81
Total Return(c):	15.40%		(3.88)%	10.22%	7.99%	30.17%	(1.90)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51,762		$52,246	$28,982	$5,723	$1,659	$593
Average net assets (000)	$47,447		$50,113	$11,330	$4,361	$950	$300
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.96%	(e)	1.95%	2.12%	2.35%	2.35%	2.35%	(e)
Expenses before waivers and/or expense reimbursement	2.08%	(e)	2.06%	2.27%	2.41%	2.89%	3.85%	(e)
Net investment income (loss)	(1.17)%	(e)	(1.07)%	(1.37)%	(1.54)%	(1.26)%	(.97)%	(e)
Portfolio turnover rate	47%	(f)	88%	58%	68%	70%	48%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the underlying fund in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

30

Class Q Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016	December 22, 2014(a) through October 31, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.33		$15.78	$14.15
Income (loss) from investment operations:
Net investment income (loss)	-	(g)	.01	(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.46		(.46)	1.66
Total from investment operations	2.46		(.45)	1.63
Net asset value, end of period	$17.79		$15.33	$15.78
Total Return(c):	16.05%		(2.85)%	11.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,359		$8,647	$11
Average net assets (000)	$9,032		$7,736	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.84%	(e)	.84%	1.09%	(e)
Expenses before waivers and/or expense reimbursement	.96%	(e)	.95%	1.18%	(e)
Net investment income (loss)	(.03)%	(e)	.05%	(.27)%	(e)
Portfolio turnover rate	47%	(f)	88%	58%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Series invests.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $0.005 per share.

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	31

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,				March 14, 2012(a) through October 31,
	2017(b)		2016(b)	2015(b)	2014(b)	2013(b)	2012
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.31		$15.77	$14.17	$12.99	$9.87	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.01)		(.01)	(.06)	(.08)	(.03)	-	(e)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.45		(.45)	1.66	1.26	3.15	(.13)
Total from investment operations	2.44		(.46)	1.60	1.18	3.12	(.13)
Net asset value, end of period	$17.75		$15.31	$15.77	$14.17	$12.99	$9.87
Total Return(c):	15.94%		(2.92)%	11.29%	9.08%	31.61%	(1.30)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$176,415		$114,228	$102,800	$33,504	$25,219	$15,002
Average net assets (000)	$139,019		$131,042	$48,494	$30,965	$18,340	$14,655
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.96%	(f)	.95%	1.15%	1.35%	1.35%	1.35%	(f)
Expenses before waivers and/or expense reimbursement	1.08%	(f)	1.06%	1.28%	1.42%	1.89%	2.72%	(f)
Net investment income (loss)	(.11)%	(f)	(.07)%	(.41)%	(.56)%	(.25)%	(.03)%	(f)
Portfolio turnover rate	47%	(g)	88%	58%	68%	70%	48%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the underlying fund in which the Series invests.
(e)	Less than $.005 per share.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

32

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Global Opportunities Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON GLOBAL OPPORTUNITIES FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PRJAX	PRJCX	PRJQX	PRJZX
CUSIP	743969719	743969693	743969594	743969685

MF214E2

PRUDENTIAL JENNISON INTERNATIONAL OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison International Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison International Opportunities Fund

June 15, 2017

Prudential Jennison International Opportunities Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/17 (without sales charges)	Average Annual Total Returns as of 4/30/17 (with sales charges)
	Six Month* (%)	One Year (%)	Since Inception (%)
Class A	13.59	7.96	6.80 (6/5/12)
Class C	13.21	12.40	7.25 (6/5/12)
Class Q	13.79	14.62	5.37 (12/23/15)
Class Z	13.63	14.45	8.30 (6/5/12)
MSCI ACWI ex-US Index	10.37	12.59	—
Lipper International Multi-Cap Growth Funds Average	10.32	11.53	—

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None	None

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Benchmark Definitions

MSCI All Country World Index ex-US Index—The Morgan Stanley Capital International All Country World Index ex-US Index (MSCI ACWI ex-US Index) is an unmanaged free float-adjusted market capitalization weighted index that is designed to provide a broad measure of stock performance throughout the world, with the exception of US-based companies. The average annual total returns for the MSCI ACWI ex-US Index measured from the month-end closest to the inception date through 4/30/17 are 7.84% for Class A, Class C, and Class Z shares and 11.14% for Class Q shares.

Lipper International Multi-Cap Growth Funds Average—The Lipper International Multi-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper International Multi-Cap Growth Funds universe for the periods noted. Funds in the Lipper Average, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. International multi-cap growth funds typically have above-average characteristics compared to the MSCI EAFE Index. The average annual total return for the Lipper Average measured from the month-end closest to the inception date through 4/30/17 is 8.52% for Class A, Class C, and Class Z shares and 8.21% for Class Q shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/17 (%)
Tencent Holdings Ltd., Internet Software & Services	6.7
Alibaba Group Holding Ltd., Internet Software & Services	5.7
adidas AG, Textiles, Apparel & Luxury Goods	5.6
Industria de Diseno Textil SA, Specialty Retail	5.4
MercadoLibre, Inc., Internet Software & Services	4.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/17 (%)
Internet Software & Services	18.4
Textiles, Apparel & Luxury Goods	13.6
Semiconductors & Semiconductor Equipment	8.5
Banks	6.8
Specialty Retail	5.5

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison International Opportunities Fund	5

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

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paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison International Opportunities Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,135.90	1.15%	$6.09
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class C	Actual	$1,000.00	$1,132.10	1.90%	$10.04
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49
Class Q	Actual	$1,000.00	$1,137.90	0.84%	$4.45
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21
Class Z	Actual	$1,000.00	$1,136.30	0.90%	$4.77
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Jennison International Opportunities Fund	7

Schedule of Investments (unaudited)

as of April 30, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 98.9%

COMMON STOCKS 93.3%

Argentina 4.0%
MercadoLibre, Inc.	8,875	$2,031,576

Brazil 2.1%
Raia Drogasil SA	49,494	1,048,027

China 14.3%
Alibaba Group Holding Ltd., ADR*(a)	24,910	2,877,105
Baidu, Inc., ADR*	5,568	1,003,521
Tencent Holdings Ltd.	107,250	3,360,500

		7,241,126

France 11.3%
Dassault Systemes SE	11,924	1,063,870
Kering	5,328	1,651,459
LVMH Moet Hennessy Louis Vuitton SE	6,137	1,515,036
Valeo SA	20,552	1,478,925

		5,709,290

Germany 10.9%
adidas AG	13,993	2,805,440
Fresenius SE & Co. KGaA	18,609	1,509,756
Infineon Technologies AG	56,880	1,175,686

		5,490,882

Hong Kong 1.9%
Techtronic Industries Co. Ltd.	225,240	966,362

India 2.7%
HDFC Bank Ltd., ADR	16,941	1,348,673

Italy 3.6%
Brembo SpA	11,937	937,852
Brunello Cucinelli SpA	28,442	745,288
Brunello Cucinelli SpA, 144A(g)	5,417	141,946

		1,825,086

Japan 4.4%
Keyence Corp.	3,784	1,521,221
Shionogi & Co. Ltd.	13,388	689,453

		2,210,674

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Netherlands 2.8%
ASML Holding NV	10,793	$1,427,152

Spain 5.5%
Industria de Diseno Textil SA	71,731	2,748,820

Sweden 4.0%
Atlas Copco AB (Class A Stock)	42,587	1,590,841
Hexagon AB (Class B Stock)	9,364	407,529

		1,998,370

Switzerland 3.1%
Givaudan SA	286	551,040
Straumann Holding AG	1,941	1,024,568

		1,575,608

Thailand 2.1%
CP ALL PCL	588,963	1,038,922

United Kingdom 10.9%
Ashtead Group PLC	52,917	1,116,336
ASOS PLC*	9,478	714,351
Compass Group PLC	38,183	770,947
St. James’s Place PLC	83,583	1,242,326
Unilever NV, CVA	14,326	750,475
Worldpay Group PLC	238,588	926,574

		5,521,009

United States 9.7%
Albemarle Corp.	12,655	1,378,256
Broadcom Ltd.	7,567	1,670,869
JPMorgan Chase & Co.	16,645	1,448,115
Shire PLC	6,860	404,458

		4,901,698

TOTAL COMMON STOCKS (cost $35,660,344)		47,083,275

PARTICIPATORY NOTE† 2.3%

India
Goldman Sachs Maruti Suzuki India, expiring 07/26/17, Private Placement, 144A(g) (cost $772,708)	11,627	1,178,457

See Notes to Financial Statements.

10

Description	Shares	Value
PREFERRED STOCKS 3.3%

Brazil 1.3%
Itau Unibanco Holding SA (PRFC)	52,705	$651,579

Germany 2.0%
Sartorius AG (PRFC)	10,931	1,000,756

TOTAL PREFERRED STOCKS (cost $1,528,293)		1,652,335

TOTAL LONG-TERM INVESTMENTS (cost $37,961,345)		49,914,067

SHORT-TERM INVESTMENTS 7.9%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	1,072,496	1,072,496
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $2,935,306; includes $2,933,220 of cash collateral for securities on loan)(b)(w)	2,934,719	2,935,306

TOTAL SHORT-TERM INVESTMENTS (cost $4,007,802)		4,007,802

TOTAL INVESTMENTS 106.8% (cost $41,969,147)		53,921,869
Liabilities in excess of other assets (6.8)%		(3,432,275)

NET ASSETS 100.0%		$50,489,594

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

LIBOR—London Interbank Offered Rate

PRFC—Preference Shares

*	Non-income producing security.
†	Participatory note represented 2.3% of net assets, of which the Series attributed 2.3% to Goldman Sachs & Co., as counterparty to the security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,875,950; cash collateral of $2,933,220 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $1,320,403 is approximately 2.6% of net assets.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$2,031,576	$—	$—
Brazil	1,048,027	—	—
China	3,880,626	3,360,500	—
France	—	5,709,290	—
Germany	—	5,490,882	—
Hong Kong	—	966,362	—
India	1,348,673	—	—
Italy	—	1,825,086	—
Japan	—	2,210,674	—
Netherlands	—	1,427,152	—
Spain	—	2,748,820	—
Sweden	—	1,998,370	—
Switzerland	—	1,575,608	—
Thailand	—	1,038,922	—
United Kingdom	—	5,521,009	—
United States	4,497,240	404,458	—
Participatory Note
India	—	1,178,457	—
Preferred Stocks
Brazil	651,579	—	—
Germany	—	1,000,756	—
Affiliated Mutual Funds	4,007,802	—	—

Total	$17,465,523	$36,456,346	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

12

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2017 were as follows:

Internet Software & Services	18.4%
Textiles, Apparel & Luxury Goods	13.6
Semiconductors & Semiconductor Equipment	8.5
Affiliated Mutual Funds (including 5.8% of collateral for securities on loan)	7.9
Banks	6.8
Specialty Retail	5.5
Auto Components	4.8
Food & Staples Retailing	4.1
Health Care Equipment & Supplies	4.0
Chemicals	3.8
Electronic Equipment, Instruments & Components	3.8
Machinery	3.2
Health Care Providers & Services	3.0
Insurance	2.5%
Automobiles	2.3
Trading Companies & Distributors	2.2
Software	2.1
Household Durables	1.9
IT Services	1.8
Hotels, Restaurants & Leisure	1.5
Personal Products	1.5
Internet & Direct Marketing Retail	1.4
Pharmaceuticals	1.4
Biotechnology	0.8

106.8
Liabilities in excess of other assets	(6.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross amounts of recognized assets(1)	Collateral Pledged(2)	Net Amount
Securities on Loan	$2,875,950	$(2,875,950)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	13

Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value, including securities on loan of $2,875,950:
Unaffiliated investments (cost $37,961,345)	$49,914,067
Affiliated investments (cost $4,007,802)	4,007,802
Receivable for investments sold	272,409
Dividends receivable	98,423
Receivable for Series shares sold	96,552
Tax reclaim receivable	66,325
Prepaid expenses	304

Total Assets	54,455,882

Liabilities
Payable to broker for collateral for securities on loan	2,933,220
Payable for investments purchased	511,703
Payable for Series shares reacquired	447,372
Accrued expenses and other liabilities	57,000
Management fee payable	14,936
Distribution fee payable	1,250
Affiliated transfer agent fee payable	787
Loan interest payable	20

Total Liabilities	3,966,288

Net Assets	$50,489,594

Net assets were comprised of:
Common stock, at par	$35,676
Paid-in capital in excess of par	43,449,466

43,485,142
Undistributed net investment income	23,125
Accumulated net realized loss on investment and foreign currency transactions	(4,968,418)
Net unrealized appreciation on investments and foreign currencies	11,949,745

Net assets, April 30, 2017	$50,489,594

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share ($2,808,853 ÷ 200,109 shares of common stock issued and outstanding)	$14.04
Maximum sales charge (5.50% of offering price)	0.82

Maximum offering price to public	$14.86

Class C
Net asset value, offering price and redemption price per share
($968,735 ÷ 71,575 shares of common stock issued and outstanding)	$13.53

Class Q
Net asset value, offering price and redemption price per share
($25,221,308 ÷ 1,779,511 shares of common stock issued and outstanding)	$14.17

Class Z
Net asset value, offering price and redemption price per share
($21,490,698 ÷ 1,516,362 shares of common stock issued and outstanding)	$14.17

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $20,459)	$228,657
Affiliated dividend income	4,544
Income from securities lending, net (including affiliated income of $1,111)	1,676

Total income	234,877

Expenses
Management fee	189,052
Distribution fee—Class A	3,836
Distribution fee—Class C	3,878
Custodian and accounting fees	46,000
Registration fees	30,000
Audit fee	13,000
Shareholders’ reports	12,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $2,000)	7,000
Directors’ fees	5,000
Loan interest expense	60
Miscellaneous	13,109

Total expenses	331,935
Less: Expense reimbursement	(124,681)
Distribution fee waiver—Class A	(639)

Net expenses	206,615

Net investment income (loss)	28,262

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $344)	(106,117)
Foreign currency transactions	(8,870)

(114,987)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(299))	6,370,531
Foreign currencies	944

6,371,475

Net gain (loss) on investment and foreign currency transactions	6,256,488

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,284,750

See Notes to Financial Statements.

16

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,262	$179,456
Net realized gain (loss) on investment and foreign currency transactions	(114,987)	(2,754,574)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,371,475	26,264

Net increase (decrease) in net assets resulting from operations	6,284,750	(2,548,854)

Dividends from net investment income
Class Q	(71,620)	—
Class Z	(41,518)	—

	(113,138)	—

Series share transactions (Net of share conversions)
Net proceeds from shares sold	4,166,296	6,080,927
Net asset value of shares issued in reinvestment of dividends	113,138	—
Cost of shares reacquired	(5,397,608)	(9,583,417)

Net increase (decrease) in net assets from Series share transactions	(1,118,174)	(3,502,490)

Total increase (decrease)	5,053,438	(6,051,344)

Net Assets:
Beginning of period	45,436,156	51,487,500

End of period(a)	$50,489,594	$45,436,156

(a) Includes undistributed net investment income of:	$23,125	$108,001

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	17

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of six investment portfolios: Prudential Jennison International Opportunities Fund (the “Series”), Prudential Jennison Global Infrastructure Fund, Prudential QMA International Equity Fund, Prudential Jennison Global Opportunities Fund, Prudential Emerging Markets Debt Local Currency Fund and Prudential Jennison Emerging Markets Equity Fund. These financial statements relate to the Prudential Jennison International Opportunities Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on June 5, 2012.

The investment objective of the Series is to seek long-term growth of capital.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last

18

sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Prudential Jennison International Opportunities Fund	19

Notes to Financial Statements (unaudited) (continued)

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Warrants and Rights: The Series may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Series until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized

20

foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

P-notes: The Series may gain exposure to securities in certain foreign markets through investments in P-notes. The Series may purchase P-notes due to restrictions applicable to foreign investors when investing directly in a foreign market. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Series must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Master Netting Arrangements: The Fund, on behalf of the Series, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities

Prudential Jennison International Opportunities Fund	21

Notes to Financial Statements (unaudited) (continued)

loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting

22

principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .825% of the Series’ average daily net assets up to $1 billion and .80% of such assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was .825% for the six months ended April 30, 2017. The effective management fee rate, net of waivers and/or expense reimbursements was .281%.

PGIM Investments has contractually agreed through February 28, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Series to .84% of the Series’ average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Prudential Jennison International Opportunities Fund	23

Notes to Financial Statements (unaudited) (continued)

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through February 28, 2018.

PIMS has advised the Series that it has received $3,717 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2017 it has received $26 in contingent deferred sales charges imposed upon redemption by certain Class C shareholders.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

24

The Series may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended April 30, 2017, PGIM, Inc., an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, was compensated $759 by PGIM Investments for managing the Series’ securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended April 30, 2017 were $19,201,635 and $19,341,775, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2017 were as follows:

Tax Basis	$41,990,744

Appreciation	12,012,193
Depreciation	(81,068)

Net Unrealized Appreciation	$11,931,125

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2016 of approximately $4,832,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class C, Class Q and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase Class A shares in

Prudential Jennison International Opportunities Fund	25

Notes to Financial Statements (unaudited) (continued)

an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefits plans. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of capital stock.

There are 850 million shares of common stock, $.01 par value per share, authorized and divided into five classes, designated Class A, Class C, Class Q, Class T and Class Z common stock, each of which consists of 40 million, 125 million, 250 million, 235 million and 200 million authorized shares, respectively. The Series currently does not have any Class T shares outstanding.

As of April 30, 2017, Prudential, through its affiliates, owned 1,041 of Class C, 757 of Class Q and 1,043,512 of Class Z shares of the Series, respectively. At reporting period end, five shareholders of record held 93% of the Series’ outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2017:
Shares sold	37,479	$481,109
Shares reacquired	(42,289)	(506,576)

Net increase (decrease) in shares outstanding before conversion	(4,810)	(25,467)
Shares reacquired upon conversion into other share class(es)	(31,100)	(386,576)

Net increase (decrease) in shares outstanding	(35,910)	$(412,043)

Year ended October 31, 2016:
Shares sold	70,653	$882,511
Shares reacquired	(143,364)	(1,778,347)

Net increase (decrease) in shares outstanding before conversion	(72,711)	(895,836)
Shares reacquired upon conversion into other share class(es)	(9,512)	(120,888)

Net increase (decrease) in shares outstanding	(82,223)	$(1,016,724)

26

Class C	Shares	Amount
Six months ended April 30, 2017:
Shares sold	15,078	$188,517
Shares reacquired	(8,595)	(101,731)

Net increase (decrease) in shares outstanding	6,483	$86,786

Year ended October 31, 2016:
Shares sold	20,106	$248,644
Shares reacquired	(50,156)	(613,645)

Net increase (decrease) in shares outstanding	(30,050)	$(365,001)

Class Q
Six months ended April 30, 2017:
Shares sold	206,509	$2,470,000
Shares issued in reinvestment of dividends and distributions	6,044	71,620
Shares reacquired	(278,615)	(3,635,000)

Net increase (decrease) in shares outstanding	(66,062)	$(1,093,380)

Period ended October 31, 2016*:
Shares sold	269,177	$3,275,000
Shares reacquired	(340,747)	(4,355,000)

Net increase (decrease) in shares outstanding before conversion	(71,570)	(1,080,000)
Shares issued upon conversion from other share class(es)	1,917,143	25,402,138

Net increase (decrease) in shares outstanding	1,845,573	$24,322,138

Class Z
Six months ended April 30, 2017:
Shares sold	81,521	$1,026,670
Shares issued in reinvestment of dividends and distributions	3,504	41,518
Shares reacquired	(93,253)	(1,154,301)

Net increase (decrease) in shares outstanding before conversion	(8,228)	(86,113)
Shares issued upon conversion from other share class(es)	30,803	386,576

Net increase (decrease) in shares outstanding	22,575	$300,463

Year ended October 31, 2016:
Shares sold	133,459	$1,674,772
Shares reacquired	(224,120)	(2,836,425)

Net increase (decrease) in shares outstanding before conversion	(90,661)	(1,161,653)
Shares issued upon conversion from other shares class(es)	9,411	120,888
Shares reacquired upon conversion into other share class(es)	(1,917,143)	(25,402,138)

Net increase (decrease) in shares outstanding	(1,998,393)	$(26,442,903)

*	Commencement of operations was December 23, 2015.

Note 7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized

Prudential Jennison International Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Series utilized the SCA during the six months ended April 30, 2017. The average daily balance for the 5 days that the Series had loans outstanding during the period was $194,000, borrowed at a weighted average interest rate of 2.23%. The maximum loan balance outstanding during the period was $194,000. At April 30, 2017, the Series did not have an outstanding loan balance.

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Fund’s Board meeting in March, 2017, the Board of Directors approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Series and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

28

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,				June 5, 2012(a) through October 31,
	2017(b)		2016(b)	2015(b)	2014(b)	2013(b)	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.36		$13.09	$13.06	$13.51	$11.30	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.01)		.02	(.05)	(.06)	(.01)	(.01)
Net realized and unrealized gain (loss) on investment transactions	1.69		(.75)	.08	.09	2.27	1.31
Total from investment operations	1.68		(.73)	.03	.03	2.26	1.30
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	(.05)	-
Distributions from net realized gains	-		-	-	(.48)	-	-
Total dividends and distributions	-		-	-	(.48)	(.05)	-
Net asset value, end of period	$14.04		$12.36	$13.09	$13.06	$13.51	$11.30
Total Return(c):	13.59%		(5.58)%	.23%	.20%	20.04%	13.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,809		$2,918	$4,167	$1,833	$889	$94
Average net assets (000)	$2,579		$3,575	$3,179	$1,467	$356	$32
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.15%	(e)	1.15%	1.55%	1.60%	1.60%	1.60%	(e)
Expenses before waivers and/or expense reimbursement	1.74%	(e)	1.74%	1.67%	1.90%	3.16%	4.42%	(e)
Net investment income (loss)	(.17)%	(e)	.15%	(.39)%	(.48)%	(.08)%	(.61)%	(e)
Portfolio turnover rate	42%	(f)	65%	75%	61%	86%	28%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	29

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,				June 5, 2012(a) through October 31,
	2017(b)		2016(b)	2015(b)	2014(b)	2013(b)	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.96		$12.77	$12.82	$13.37	$11.27	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.05)		(.08)	(.15)	(.16)	(.14)	(.05)
Net realized and unrealized gain (loss) on investment transactions	1.62		(.73)	.10	.09	2.29	1.32
Total from investment operations	1.57		(.81)	(.05)	(.07)	2.15	1.27
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	(.05)	-
Distributions from net realized gains	-		-	-	(.48)	-	-
Total dividends and distributions	-		-	-	(.48)	(.05)	-
Net asset value, end of period	$13.53		$11.96	$12.77	$12.82	$13.37	$11.27
Total Return(c):	13.13%		(6.34)%	(.39)%	(.57)%	19.11%	12.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$969		$779	$1,215	$465	$181	$11
Average net assets (000)	$782		$895	$903	$362	$38	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.90%	(e)	1.90%	2.30%	2.35%	2.35%	2.35%	(e)
Expenses before waivers and/or expense reimbursement	2.44%	(e)	2.44%	2.37%	2.60%	4.09%	5.29%	(e)
Net investment income (loss)	(.85)%	(e)	(.67)%	(1.15)%	(1.21)%	(1.12)%	(1.16)%	(e)
Portfolio turnover rate	42%	(f)	65%	75%	61%	86%	28%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

30

Class Q Shares
	Six Months Ended April 30, 2017		December 23, 2015(a) through October 31, 2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.50		$13.25
Income (loss) from investment operations:
Net investment income (loss)	.01		.06
Net realized and unrealized gain (loss) on investment transactions	1.70		(.81)
Total from investment operations	1.71		(.75)
Less Dividends:
Dividends from net investment income	(.04)		-
Net asset value, end of period	$14.17		$12.50
Total Return(c):	13.71%		(5.66)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,221		$23,073
Average net assets (000)	$24,086		$23,677
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.84%	(e)	.84%	(e)
Expenses before waivers and/or expense reimbursement	1.39%	(e)	1.43%	(e)
Net investment income (loss)	.17%	(e)	.60%	(e)
Portfolio turnover rate	42%	(f)	65%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	31

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,				June 5, 2012(a) through October 31,
	2017(b)		2016(b)	2015(b)	2014(b)	2013(b)	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.50		$13.20	$13.13	$13.55	$11.32	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.01		.03	(.03)	(.02)	.02	(.01)
Net realized and unrealized gain (loss) on investment transactions	1.69		(.73)	.10	.08	2.26	1.33
Total from investment operations	1.70		(.70)	.07	.06	2.28	1.32
Less Dividends and Distributions:
Dividends from net investment income	(.03)		-	-	-	(.05)	-
Distributions from net realized gains	-		-	-	(.48)	-	-
Total dividends and distributions	(.03)		-	-	(.48)	(.05)	-
Net asset value, end of period	$14.17		$12.50	$13.20	$13.13	$13.55	$11.32
Total Return(c):	13.63%		(5.30)%	.53%	.42%	20.24%	13.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,491		$18,667	$46,105	$46,996	$16,487	$11,962
Average net assets (000)	$18,762		$23,274	$47,187	$38,835	$13,938	$11,061
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.90%	(e)	.90%	1.31%	1.35%	1.35%	1.35%	(e)
Expenses before waivers and/or expense reimbursement	1.44%	(e)	1.41%	1.40%	1.54%	2.73%	4.28%	(e)
Net investment income (loss)	.14%	(e)	.25%	(.19)%	(.13)%	.13%	(.17)%	(e)
Portfolio turnover rate	42%	(f)	65%	75%	61%	86%	28%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

32

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison International Opportunities Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON INTERNATIONAL OPPORTUNITIES FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PWJAX	PWJCX	PWJQX	PWJZX
CUSIP	743969677	743969669	743969586	743969651

MF215E2

PRUDENTIAL JENNISON GLOBAL INFRASTRUCTURE FUND

SEMIANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Global Infrastructure Fund informative and useful. The report covers performance for the six-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Global Infrastructure Fund

June 15, 2017

Prudential Jennison Global Infrastructure Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/17 (without sales charges)	Average Annual Total Returns as of 4/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	7.69	3.61	5.73 (9/25/13)
Class C	7.38	7.91	6.61 (9/25/13)
Class Q	9.22**	N/A	N/A (12/28/16)
Class Z	7.80	9.96	7.65 (9/25/13)
S&P Global Infrastructure Index	7.93	10.02	—
S&P 500 Index	13.31	17.90	—
Lipper Global Infrastructure Funds Average	7.78	10.06	—

*Not annualized

**Since inception

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None	None

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Benchmark Definitions

S&P Global Infrastructure Index—The S&P Global Infrastructure Index is an unmanaged index that consists of 75 companies from around the world that represent the listed infrastructure universe. To create diversified exposure across the global listed infrastructure market, the Index has balanced weights across three distinct infrastructure clusters: Utilities, Transportation, and Energy. The average annual total return for the S&P Global Infrastructure Index measured from the month-end closest to the inception date through 4/30/17 is 6.52% for Class A, Class C, and Class Z shares. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the S&P 500 Index measured from the month-end closest to the inception date through 4/30/17 is 12.55% for Class A, Class C, and Class Z shares. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Global Infrastructure Funds Average—The Lipper Global Infrastructure Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Infrastructure Funds universe for the periods noted. Funds in the Lipper Average invest primarily in equity securities of domestic and foreign companies engaged in an infrastructure industry, including but not limited to transportation, communication, and waste management. The average annual total return for the Lipper Average measured from the month-end closest to the inception date through 4/30/17 is 6.80% for Class A, Class C, and Class Z shares. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/17 (%)
PG&E Corp., Electric Utilities	3.6
Eiffage SA, Construction & Engineering	3.5
Vinci SA, Construction & Engineering	3.4
Williams Cos., Inc. (The), Oil, Gas & Consumable Fuels	3.4
Transurban Group, Transportation Infrastructure	3.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/17 (%)
Oil, Gas & Consumable Fuels	23.1
Transportation Infrastructure	19.7
Electric Utilities	19.0
Construction & Engineering	9.7
Road & Rail	7.5

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison Global Infrastructure Fund	5

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

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paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Global Infrastructure Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,076.90	1.50%	$7.72
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50
Class C	Actual	$1,000.00	$1,073.80	2.25%	$11.57
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23
Class Q	Actual**	$1,000.00	$1,092.20	1.25%	$4.41
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26
Class Z	Actual	$1,000.00	$1,078.00	1.25%	$6.44
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 123 day period ended April 30, 2017 due to the Fund’s inception date of December 28, 2016.

Prudential Jennison Global Infrastructure Fund	7

Schedule of Investments (unaudited)

as of April 30, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 97.8%

COMMON STOCKS 96.0%

Australia 4.4%
Sydney Airport	118,891	$614,058
Transurban Group	226,211	2,066,641

		2,680,699

Brazil 4.1%
Alupar Investimento SA, UTS	28,344	167,703
Alupar Investimento SA, UTS, 144A(g)	65,311	386,428
CCR SA	185,475	1,030,790
EcoRodovias Infraestrutura e Logistica SA	320,036	947,792

		2,532,713

Canada 7.6%
Enbridge, Inc. (TSX)	21,716	900,107
Fortis, Inc.	18,623	606,010
Pembina Pipeline Corp.	39,565	1,261,332
TransCanada Corp. (TSX)	32,693	1,517,954
Westshore Terminals Investment Corp.	22,486	393,202

		4,678,605

China 1.0%
Huaneng Renewables Corp. Ltd. (Class H Stock)	1,764,321	615,875

France 9.3%
Aeroports de Paris	11,065	1,476,023
Eiffage SA	25,574	2,166,246
Vinci SA	24,606	2,097,382

		5,739,651

Germany 1.0%
Fraport AG Frankfurt Airport Services Worldwide	8,085	636,076

India 2.3%
NTPC Ltd.	221,522	566,338
Power Grid Corp. of India Ltd.	255,335	824,980

		1,391,318

Italy 4.9%
Atlantia SpA	57,327	1,453,766
Enel SpA	195,633	930,077
Italgas SpA*	140,341	634,468

		3,018,311

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Mexico 2.5%
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	30,492	$577,794
Infraestructura Energetica Nova SAB de CV, 144A(g)	17,329	80,794
Infraestructura Energetica Nova SAB de CV	193,501	902,170

		1,560,758

Philippines 0.5%
International Container Terminal Services, Inc.	166,236	295,940

Spain 5.7%
Aena SA, 144A	6,923	1,220,613
Ferrovial SA	80,867	1,720,252
Iberdrola SA	82,191	590,852

		3,531,717

Switzerland 2.3%
Flughafen Zuerich AG	6,293	1,386,836

United States 50.4%
American Electric Power Co., Inc.	16,259	1,102,848
American Tower Corp., REIT	9,851	1,240,635
American Water Works Co., Inc.	9,404	750,063
Atmos Energy Corp.	9,122	739,064
Cheniere Energy Partners LP Holdings LLC	33,525	860,922
Cheniere Energy, Inc.*	23,152	1,049,943
CSX Corp.	38,408	1,952,663
Edison International	17,460	1,396,276
Equinix, Inc., REIT	1,499	626,132
Exelon Corp.	26,445	915,790
FedEx Corp.	4,954	939,774
Genesee & Wyoming, Inc. (Class A Stock)*	15,946	1,080,501
Great Plains Energy, Inc.	20,888	618,076
Kinder Morgan, Inc.	78,633	1,622,199
NextEra Energy, Inc.	14,122	1,886,134
Noble Midstream Partners LP, MLP	18,765	940,502
PG&E Corp.	33,551	2,249,595
Plains All American Pipeline LP, MLP	40,583	1,187,053
SBA Communications Corp., REIT*	9,794	1,238,843
Sempra Energy	7,952	898,735
Sunoco Logistics Partners LP, MLP	65,283	1,562,875
Targa Resources Corp.	23,683	1,305,643
Union Pacific Corp.	13,745	1,538,890
Waste Management, Inc.	17,550	1,277,289
Williams Cos., Inc. (The)	67,667	2,072,640

		31,053,085

TOTAL COMMON STOCKS (cost $50,424,093)		59,121,584

See Notes to Financial Statements.

10

Description	Shares	Value
PREFERRED STOCKS 1.8%

Brazil
Cia de Saneamento do Parana (PRFC), 144A(g)	225,828	$725,712
Cia de Saneamento do Parana (PRFC)	111,609	358,662

TOTAL PREFERRED STOCKS (cost $1,082,260)		1,084,374

TOTAL LONG-TERM INVESTMENTS (cost $51,506,353)		60,205,958

SHORT-TERM INVESTMENTS 1.3%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	823,854	823,854
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund(w)	194	194

TOTAL SHORT-TERM INVESTMENTS (cost $824,048)		824,048

TOTAL INVESTMENTS 99.1% (cost $52,330,401)		61,030,006
Other assets in excess of liabilities 0.9%		534,013

NET ASSETS 100.0%		$61,564,019

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LIBOR—London Interbank Offered Rate

MLP—Master Limited Partnership

PRFC—Preference Shares

REIT—Real Estate Investment Trust

TSX—Toronto Stock Exchange

UTS—Unit Trust Security

*	Non-income producing security.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $1,192,934 is approximately 1.9% of net assets.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$2,680,699	$—
Brazil	2,146,285	386,428	—
Canada	4,678,605	—	—
China	—	615,875	—
France	—	5,739,651	—
Germany	—	636,076	—
India	—	1,391,318	—
Italy	—	3,018,311	—
Mexico	1,479,964	80,794	—
Philippines	—	295,940	—
Spain	—	3,531,717	—
Switzerland	—	1,386,836	—
United States	31,053,085	—	—
Preferred Stocks
Brazil	358,662	725,712	—
Affiliated Mutual Funds	824,048	—	—

Total	$40,540,649	$20,489,357	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2017 were as follows:

Oil, Gas & Consumable Fuels	23.1%
Transportation Infrastructure	19.7
Electric Utilities	19.0
Construction & Engineering	9.7
Road & Rail	7.5
Equity Real Estate Investment Trusts (REITs)	5.0
Gas Utilities	3.8
Water Utilities	3.0
Commercial Services & Supplies	2.1
Independent Power & Renewable Electricity Producers	1.9%
Air Freight & Logistics	1.5
Multi-Utilities	1.5
Affiliated Mutual Funds	1.3

99.1
Other assets in excess of liabilities	0.9

100.0%

See Notes to Financial Statements.

12

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Series invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Series did not hold any derivative instruments as of April 30, 2017, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2017 are as follows:

For the six months ended April 30, 2017, the Series did not have any realized gain (loss) on derivatives recognized in income.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$1,081

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	13

Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value:
Unaffiliated investments (cost $51,506,353)	$60,205,958
Affiliated investments (cost $824,048)	824,048
Cash	5,124
Receivable for investments sold	1,493,258
Dividends and interest receivable	168,180
Receivable for Series shares sold	92,121
Tax reclaim receivable	25,037
Prepaid expenses	342

Total assets	62,814,068

Liabilities
Payable for investments purchased	1,051,766
Payable for Series shares reacquired	66,086
Accrued expenses	65,634
Management fee payable	39,442
Foreign capital gains tax liability	17,581
Distribution fee payable	7,134
Affiliated transfer agent fee payable	2,406

Total liabilities	1,250,049

Net Assets	$61,564,019

Net assets were comprised of:
Common stock, at par	$27,003
Paid-in capital in excess of par	61,269,471

61,296,474
Distributions in excess of net investment income	(141,362)
Accumulated net realized loss on investment and foreign currency transactions	(8,271,428)
Net unrealized appreciation on investments and foreign currencies	8,680,335

Net assets, April 30, 2017	$61,564,019

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($10,805,224 ÷ 871,179 shares of common stock issued and outstanding)	$12.40
Maximum sales charge (5.50% of offering price)	0.72

Maximum offering price to public	$13.12

Class C
Net asset value, offering price and redemption price per share,
($6,109,132 ÷ 495,218 shares of common stock issued and outstanding)	$12.34

Class Q
Net asset value, offering price and redemption price per share,
($16,545,777 ÷ 1,333,882 shares of common stock issued and outstanding)	$12.40

Class Z
Net asset value, offering price and redemption price per share,
($28,103,886 ÷ 2,265,703 shares of common stock issued and outstanding)	$12.40

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $53,472)	$759,873
Affiliated dividend income	6,743
Income from securities lending, net (including affiliated income of $233)	725

Total income	767,341

Expenses
Management fee	289,322
Distribution fee—Class A	16,939
Distribution fee—Class C	29,712
Custodian and accounting fees	41,000
Registration fees	29,000
Transfer agent’s fees and expenses (including affiliated expense of $6,500)	24,000
Shareholders’ reports	15,000
Audit fee	13,000
Legal fees and expenses	9,000
Directors’ fees	5,000
Loan interest expense	302
Miscellaneous	10,412

Total expenses	482,687
Less: Management fee waiver and/or expense reimbursement	(74,082)
Distribution fee waiver—Class A	(2,823)

Net expenses	405,782

Net investment income (loss)	361,559

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(40))	279,939
Foreign currency transactions	2,445

282,384

Net change in unrealized appreciation (depreciation) on:
Investments (Net of change in foreign capital gains taxes $(17,581))	3,697,615
Foreign currencies	(3,668)

3,693,947

Net gain (loss) on investment and foreign currency transactions	3,976,331

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,337,890

See Notes to Financial Statements.

16

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$361,559	$501,509
Net realized gain (loss) on investment and foreign currency transactions	282,384	(3,627,807)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,693,947	3,466,087

Net increase (decrease) in net assets resulting from operations	4,337,890	339,789

Dividends and Distributions
Dividends from net investment income
Class A	(94,273)	(115,375)
Class C	(29,605)	(20,095)
Class Q	(53,023)	—
Class Z	(326,020)	(340,326)

	(502,921)	(475,796)

Tax return of capital distributions
Class A	—	(132,272)
Class C	—	(23,038)
Class Q	—	—
Class Z	—	(390,170)

	—	(545,480)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	11,665,534	17,321,482
Net asset value of shares issued in reinvestment of dividends, distributions and tax return of capital	482,494	979,002
Cost of shares reacquired	(13,245,358)	(35,225,219)

Net increase (decrease) in net assets from Series share transactions	(1,097,330)	(16,924,735)

Total increase (decrease)	2,737,639	(17,606,222)

Net Assets:
Beginning of period	58,826,380	76,432,602

End of period	$61,564,019	$58,826,380

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	17

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company and currently consists of six series: Prudential Jennison Global Infrastructure Fund (the “Series”), Prudential QMA International Equity Fund, Prudential Jennison Emerging Markets Equity Fund, Prudential Jennison Global Opportunities Fund, Prudential Jennison International Opportunities Fund and Prudential Emerging Markets Debt Local Currency Fund. These financial statements relate to the Prudential Jennison Global Infrastructure Fund. The financial statements of the other series are not presented herein.

The investment objective of the Series is to achieve total return.

Note 1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last

18

sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted

Prudential Jennison Global Infrastructure Fund	19

Notes to Financial Statements (unaudited) (continued)

securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than

20

investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Rights: The Series may hold rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions until exercised, sold or expired. Rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Master Limited Partnerships (MLPs): The Series invests in MLPs. Distributions received from the Series’ investments in MLPs generally are comprised of income and return of capital. The Series records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Real Estate Investment Trust (REITs): The Series invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Master Netting Arrangements: The Series may be subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the

Prudential Jennison Global Infrastructure Fund	21

Notes to Financial Statements (unaudited) (continued)

borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends from net investment income quarterly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net

22

investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 1.00% of the Series’ average daily net assets of the Series. The effective management fee rate, net of waivers and/or expense reimbursement was .74% for the six months ended April 30, 2017.

PGIM Investments has contractually agreed through February 28, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Series to 1.25% of the Series’ average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services (“PIMS”) who acts as the distributor of Class A, Class C, Class Q and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Series.

Prudential Jennison Global Infrastructure Fund	23

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at the annual rate of .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through February 28, 2018.

PIMS has advised the Series that it has received $23,921 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2017, it received $1,905 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Series may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund, (the “Money Market Fund”), each a series of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PGIM Investments. For the period ended April 30, 2017, PGIM, Inc., an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, was compensated $141 for managing the Series’ securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

24

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities, (excluding short-term investments and U.S. Treasury securities, for the six months ended April 30, 2017, were $27,266,209 and $28,329,729, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2017 were as follows:

Tax Basis	$53,094,306

Appreciation	8,108,632
Depreciation	(172,932)

Net Unrealized Appreciation	$7,935,700

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2016 of approximately $7,790,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The CDSC is waived for purchase by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. Class Q and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

Prudential Jennison Global Infrastructure Fund	25

Notes to Financial Statements (unaudited) (continued)

There are 510 million shares of common stock authorized, $.001 par value per share, divided into five classes, designated Class A, Class C, Class Q, Class T and Class Z shares, each of which consists of 20 million, 100 million, 125 million, 115 million and 150 million shares, respectively. The Fund currently does not have any Class T shares outstanding.

As of April 30, 2017, Prudential, through its affiliates, owned 881 shares of Class Q and 525,719 shares of Class Z. At reporting period end, six shareholders of record held 82% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2017:
Shares sold	169,521	$1,980,690
Shares issued in reinvestment of dividends and distributions	7,430	85,981
Shares reacquired	(109,453)	(1,274,866)

Net increase (decrease) in shares outstanding before conversion	67,498	791,805
Shares issued upon conversion from other share class(es)	6,694	81,534
Shares reacquired upon conversion into other share class(es)	(260,560)	(3,114,862)

Net increase (decrease) in shares outstanding	(186,368)	$(2,241,523)

Year ended October 31, 2016:
Shares sold	168,191	$1,888,675
Shares issued in reinvestment of dividends and distributions	18,936	214,780
Shares reacquired†	(843,748)	(9,350,430)

Net increase (decrease) in shares outstanding before conversion	(656,621)	(7,246,975)
Shares issued upon conversion from other share class(es)	2,208	26,057
Shares reacquired upon conversion into other share class(es)	(235,790)	(2,823,216)

Net increase (decrease) in shares outstanding	(890,203)	$(10,044,134)

Class C
Six months ended April 30, 2017:
Shares sold	96,145	$1,104,756
Shares issued in reinvestment of dividends and distributions	2,277	25,783
Shares reacquired	(82,997)	(969,664)

Net increase (decrease) in shares outstanding before conversion	15,425	160,875
Shares reacquired upon conversion into other share class(es)	(16,918)	(203,509)

Net increase (decrease) in shares outstanding	(1,493)	$(42,634)

Year ended October 31, 2016:
Shares sold	101,212	$1,168,296
Shares issued in reinvestment of dividends and distributions	3,649	40,323
Shares reacquired†	(197,310)	(2,185,953)

Net increase (decrease) in shares outstanding before conversion	(92,449)	(977,334)
Shares reacquired upon conversion into other share class(es)	(3,951)	(46,048)

Net increase (decrease) in shares outstanding	(96,400)	$(1,023,382)

26

Class Q	Shares	Amount
Period ended April 30, 2017*:
Shares sold	201,115	$2,463,396
Shares issued in reinvestment of dividends and distributions	4,321	53,023
Shares reacquired	(313,201)	(3,760,300)

Net increase (decrease) in shares outstanding before conversion	(107,765)	(1,243,881)
Shares issued upon conversion from other share class(es)	1,441,647	16,420,354

Net increase (decrease) in shares outstanding	1,333,882	$15,176,473

Class Z
Six months ended April 30, 2017:
Shares sold	527,884	$6,116,692
Shares issued in reinvestment of dividends and distributions	27,534	317,707
Shares reacquired	(634,051)	(7,240,528)

Net increase (decrease) in shares outstanding before conversion	(78,633)	(806,129)
Shares issued upon conversion from other share class(es)	272,127	3,254,287
Shares reacquired upon conversion into other share class(es)	(1,443,104)	(16,437,804)

Net increase (decrease) in shares outstanding	(1,249,610)	$(13,989,646)

Year ended October 31, 2016:
Shares sold	1,234,281	$14,264,511
Shares issued in reinvestment of dividends and distributions	63,614	723,899
Shares reacquired†	(2,142,501)	(23,688,836)

Net increase (decrease) in shares outstanding before conversion	(844,606)	(8,700,426)
Shares issued upon conversion from other share class(es)	238,917	2,860,137
Shares reacquired upon conversion into other share class(es)	(1,431)	(16,930)

Net increase (decrease) in shares outstanding	(607,120)	$(5,857,219)

†	Includes affiliated redemptions of 1,019 shares with a value of $11,243 for Class A shares, 1,008 shares with a value of $11,065 for Class C shares and 1,024 shares with a value of $11,296 for Class Z shares.
*	Commencement of operations was December 28, 2016.

Note 7. Borrowings

The Fund, on behalf of the Series, along with other affiliated registered investment companies (the “Series”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund utilized the SCA during the six months ended April 30, 2017. The average daily balance for the 5 days that the Series had loans outstanding during the period was $1,071,000, borrowed at an average weighted interest rate of 2.03%. The maximum loan balance outstanding during the period was $1,071,000. At April 30, 2017, the Series did not have an outstanding loan balance.

Prudential Jennison Global Infrastructure Fund	27

Notes to Financial Statements (unaudited) (continued)

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Fund’s Board meeting in March, 2017, the Board of Directors approved a change in the methodology of allocating certain expenses, like Transfer Agency (including sub-transfer agency and networking) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

28

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,			September 25, 2013(b) through October 31,
	2017		2016	2015	2014	2013
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$11.61		$11.48	$12.62	$10.42	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.07		.09	.06	.09	-	(g)
Net realized and unrealized gain (loss) on investments	.82		.21	(1.12)	2.26	.42
Total from investment operations	.89		.30	(1.06)	2.35	.42
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.08)	(.05)	(.14)	-
Tax return of capital distributions	-		(.09)	(.03)	-	-
Distributions from net realized gains	-		-	-	(.01)	-
Total dividends and distributions	(.10)		(.17)	(.08)	(.15)	-
Net Asset Value, end of period	$12.40		$11.61	$11.48	$12.62	$10.42
Total Return(a):	7.69%		2.62%	(8.46)%	22.67%	4.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,805		$12,277	$22,353	$15,521	$21
Average net assets (000)	$11,386		$16,694	$22,695	$4,906	$17
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.50%	(e)	1.50%	1.50%	1.50%	1.50%	(e)
Expenses before waivers and/or expense reimbursement	1.83%	(e)	1.79%	1.78%	1.95%	25.87%	(e)
Net investment income (loss)	1.17%	(e)	.76%	.52%	.73%	.28%	(e)
Portfolio turnover rate	47%	(f)	82%	94%	49%	10%	(f)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Series invests.
(e)	Annualized.
(f)	Not Annualized.
(g)	Less than $.005.

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	29

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,			September 25, 2013(b) through October 31,
	2017		2016	2015	2014	2013
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$11.55		$11.42	$12.58	$10.41	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.02		- (g)	(.03)	.01	.01
Net realized and unrealized gain (loss) on investments	.83		.21	(1.13)	2.25	.40
Total from investment operations	.85		.21	(1.16)	2.26	.41
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.04)	- (g)	(.08)	-
Tax return of capital distributions	-		(.04)	- (g)	-	-
Distributions from net realized gains	-		-	-	(.01)	-
Total dividends and distributions	(.06)		(.08)	-	(.09)	-
Net Asset Value, end of period	$12.34		$11.55	$11.42	$12.58	$10.41
Total Return(a):	7.38%		1.88%	(9.21)%	21.76%	4.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,109		$5,738	$6,775	$3,835	$40
Average net assets (000)	$5,992		$5,783	$6,353	$1,104	$17
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.25%	(e)	2.25%	2.25%	2.25%	2.25%	(e)
Expenses before waivers and/or expense reimbursement	2.53%	(e)	2.49%	2.48%	2.70%	38.05%	(e)
Net investment income (loss)	.37%	(e)	(.02)%	(.22)%	.12%	.52%	(e)
Portfolio turnover rate	47%	(f)	82%	94%	49%	10%	(f)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Series invests.
(e)	Annualized.
(f)	Not Annualized.
(g)	Less than $.005.

See Notes to Financial Statements.

30

Class Q Shares
	December 28, 2016(a) through April 30, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.39
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investments	1.02
Total from investment operations	1.05
Less Dividends and Distributions:
Dividends from net investment income	(.04)
Net asset value, end of period	$12.40
Total Return(c):	9.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,546
Average net assets (000)	$15,465
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.25%	(e)
Expense before waivers and/or expense reimbursement	1.42%	(e)
Net investment income (loss)	.65%	(e)
Portfolio turnover rate	47%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	31

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,			September 25, 2013(b) through October 31,
	2017		2016	2015	2014	2013
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$11.61		$11.47	$12.62	$10.42	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.10		.11	.09	.22	.01
Net realized and unrealized gain (loss) on investments	.80		.23	(1.13)	2.15	.41
Total from investment operations	.90		.34	(1.04)	2.37	.42
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.09)	(.08)	(.16)	-
Tax return of capital distributions	-		(.11)	(.03)	-	-
Distributions from net realized gains	-		-	-	(.01)	-
Total dividends and distributions	(.11)		(.20)	(.11)	(.17)	-
Net Asset Value, end of period	$12.40		$11.61	$11.47	$12.62	$10.42
Total Return(a):	7.80%		2.96%	(8.28)%	22.91%	4.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,104		$40,811	$47,305	$31,788	$5,247
Average net assets (000)	$30,457		$40,236	$42,210	$20,117	$5,113
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.25%	(e)	1.25%	1.25%	1.25%	1.25%	(e)
Expenses before waivers and/or expense reimbursement	1.53%	(e)	1.49%	1.48%	2.08%	22.65%	(e)
Net investment income (loss)	1.66%	(e)	.94%	.75%	1.79%	.56%	(e)
Portfolio turnover rate	47%	(f)	82%	94%	49%	10%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Series invests.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

32

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Global Infrastructure Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON GLOBAL INFRASTRUCTURE FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PGJAX	PGJCX	PGJQX	PGJZX
CUSIP	743969792	743969784	743969560	743969776

MF217E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential World Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 19, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 19, 2017